Consolidated Schedule of Investments (unaudited) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Canada — 0.0%
Fairstone Financial Issuance Trust I, Series 2020- 1A, Class D, 6.87%, 10/20/39(a)	CAD 1,270	$886,295

Cayman Islands(a) — 4.1%
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.23%, 04/20/30(b)	USD 1,950	1,922,335
AGL CLO Ltd.(b)
Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.88%, 01/15/33	550	546,899
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/15/34	250	249,589
Series 2020-9A, Class D, (3-mo. CME Term SOFR + 3.96%), 9.28%, 01/20/34	850	850,726
AIMCO CLO, Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 04/20/34(b)	250	248,570
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.58%, 10/15/29(b)	950	951,255
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.53%, 04/20/31(b)	250	250,801
Apidos CLO XXXII, Series 2019-32A, Class D, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/20/33(b)	250	250,031
Apidos CLO XXXV, Series 2021-35A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.33%, 04/20/34(b)	375	366,151
Apidos CLO XXXVII, Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.88%, 10/22/34(b)	250	252,302
ARES Loan Funding I Ltd.(b)
Series 2021-ALFA, Class E, (3-mo. CME Term SOFR + 6.96%), 12.28%, 10/15/34	1,250	1,263,120
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34	2,150	1,494,465
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 07/15/34(b)	1,500	1,507,957
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.09%, 10/25/34(b)	625	624,937
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/15/32(b)	2,700	2,653,575
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.58%, 10/22/32(b)	250	249,679
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.83%, 07/15/31(b)	250	246,775
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.33%, 07/15/34(b)	250	250,630
Birch Grove CLO Ltd.(b)
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 06/15/31	1,500	1,497,191
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.56%), 8.87%, 10/19/34	750	744,166
BlueMountain CLO Ltd., Series 2016-2A, Class C1R2, (3-mo. CME Term SOFR + 3.36%), 8.68%, 08/20/32(b)	1,000	974,771

Security	Par (000)	Value

Cayman Islands (continued)
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 10/15/31(b)	USD 250	$246,576
Canyon CLO Ltd., Series 2020-3A, Class E, (3-mo. CME Term SOFR + 7.51%), 12.83%, 01/15/34(b)	250	246,888
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.78%, 04/20/32(b)	1,425	1,418,932
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.33%, 10/15/34(b)	500	496,053
CIFC Funding Ltd.(b)
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/24/30	1,000	1,000,382
Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 10/16/34	1,000	1,007,488
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 8.88%, 07/20/34(b)	1,250	1,196,412
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 9.33%, 07/14/34(b)	500	491,349
Elmwood CLO II Ltd.(b)
Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.38%, 04/20/34	3,000	3,005,572
Series 2019-2A, Class SUB, 0.00%, 04/20/34	1,000	794,500
Elmwood CLO V Ltd., Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 6.36%), 11.68%, 10/20/34(b)	250	252,425
Elmwood CLO X Ltd., Series 2021-3A, Class E, (3-mo. CME Term SOFR + 6.11%), 11.43%, 10/20/34(b)	1,000	995,032
Flatiron CLO Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.59%, 11/16/34(b)	700	699,887
GoldenTree Loan Management U.S. CLO Ltd.,
Series 2021-9A, Class E, (3-mo. CME Term SOFR + 5.01%), 10.33%, 01/20/33(b)	1,000	966,608
Golub Capital Partners CLO Ltd.(b)
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.28%, 07/20/34	250	250,712
Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.14%, 07/20/34	1,000	995,542
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.82%, 10/19/34(b)	250	251,607
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.26%, 10/18/30(b)	500	501,039
Niagara Park CLO Ltd., Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 6.21%), 11.53%, 07/17/32(b)	1,000	989,586
OCP CLO Ltd.
Series 2019-16A, Class ER, (3-mo. CME Term SOFR + 6.61%), 11.94%, 04/10/33(b)	400	390,004
Series 2020-18A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.78%, 07/20/32(b)	500	499,350
Series 2020-20A, Class D1, (3-mo. CME Term SOFR + 4.21%), 9.54%, 10/09/33(b)	3,500	3,534,430
Series 2020-20A, Class E, (3-mo. CME Term SOFR + 7.92%), 13.25%, 10/09/33(b)	2,250	2,258,904
Series 2020-AR, Class D1R, (3-mo. CME Term SOFR + 3.60%), 1.00%, 04/18/37(c)	3,500	3,500,000

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cayman Islands (continued)
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/15/34(b)	USD 250	$247,879
OSD CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.58%, 04/17/31(b)	250	246,841
Palmer Square CLO Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.61%), 11.93%, 07/15/34(b)	250	251,592
Palmer Square Loan Funding Ltd.(b)
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.58%, 04/20/29	1,250	1,248,849
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.76%), 8.08%, 07/20/29	250	246,416
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.58%, 07/20/29	250	245,846
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.58%, 10/15/29	750	736,490
Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 13.09%, 10/15/29	500	502,208
Park Avenue Institutional Advisers CLO Ltd.(b)
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 7.56%), 12.88%, 01/20/34	600	584,911
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.98%, 07/15/34	1,000	982,062
Pikes Peak CLO(b)
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.83%, 07/15/34	1,000	987,300
Series 2020-6A, Class ER2, (3-mo. CME Term SOFR + 6.69%), 12.01%, 05/18/34 Post CLO Ltd.(b)	500	487,821
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.53%, 04/16/31	500	500,782
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 6.71%), 12.03%, 10/15/34	750	743,603
Rad CLO Ltd.(b)
Series 2019-3A, Class DR, (3-mo. CME Term SOFR + 3.01%), 8.33%, 04/15/32	250	245,047
Series 2020-9A, Class E, (3-mo. CME Term SOFR + 7.85%), 13.17%, 01/15/34	5,000	4,970,233
Regatta XVII Funding Ltd.(b)
Series 2020-1A, Class D, (3-mo. CME Term SOFR + 4.41%), 9.73%, 10/15/33	750	751,801
Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.19%, 10/15/33	250	250,618
Regatta XX Funding Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 10/15/34(b)	1,500	1,496,079
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.38%, 01/20/35(b)	500	497,714
RR Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 6.76%), 12.08%, 10/15/35(b)	250	253,912
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 12.17%, 07/15/35(b)	750	762,200
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3-mo. CME Term SOFR + 6.16%), 11.48%, 07/20/34(b)	3,750	3,681,426
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 07/20/34(b)	250	236,814

Security	Par (000)	Value

Cayman Islands (continued)
Stratus CLO Ltd.(b)
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 5.26%), 10.58%, 12/29/29	USD 1,500	$1,471,817
Series 2021-1A, Class SUB, 0.00%, 12/29/29	1,000	622,010
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.33%, 12/28/29	1,000	1,000,056
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.33%, 12/29/29	500	500,592
Symphony CLO XXI Ltd., Series 2019-21A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.88%, 07/15/32(b)	500	485,776
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.73%, 01/15/34(b)	500	501,073
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.48%, 01/20/31(b)	500	503,070
TICP CLO XI Ltd.(b)
Series 2018-11A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 10/20/31	250	251,537
Series 2018-11A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.58%, 10/20/31	500	501,601
TICP CLO XV Ltd., Series 2020-15A, Class E, (3-mo. CME Term SOFR + 6.41%), 11.73%, 04/20/33(b)	500	499,901
Trestles CLO Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/25/32(b)	500	490,731
Trimaran CAVU Ltd., Series 2019-1A, Class D, (3-mo. CME Term SOFR + 4.41%), 9.73%, 07/20/32(b)	1,750	1,723,842
Whitebox CLO I Ltd.(b)
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/24/32	250	246,032
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 6.66%), 11.98%, 07/24/32	1,300	1,261,680
Series 2019-1A, Class SUB, 0.00%, 07/24/32	1,000	602,900
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/24/34(b)	2,750	2,730,372
Whitebox CLO III Ltd.(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/15/34	500	496,238
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.43%, 10/15/34	500	501,996

		78,934,871

Ireland(a)(b) — 0.5%
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 7.15%, 04/25/34	EUR 868	923,968
Ares European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 6.97%, 04/20/32	875	929,451
CIFC European Funding CLO III DAC, Series 3A, Class D, (3-mo. EURIBOR + 3.60%), 7.54%, 01/15/34	700	751,912
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3-mo. EURIBOR + 3.80%), 7.73%, 12/23/33	2,300	2,484,314
Henley CLO IV DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.95%, 04/25/34	1,000	1,075,417

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ireland (continued)
Invesco Euro CLO V DAC, Series 5A, Class 5A, (3-mo. EURIBOR + 3.80%), 7.74%, 01/15/34	EUR 3,150	$3,350,276
Prodigy Finance DAC
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 9.19%, 07/25/51	USD 105	105,962
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 11.34%, 07/25/51	160	163,348

		9,784,648

United States — 2.9%
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(d)	3,770	3,749,807
Ajax Mortgage Loan Trust(a)
Series 2021-G, Class A, 1.88%, 06/25/61(b)	4,203	3,992,215
Series 2021-G, Class B, 3.75%, 06/25/61(b)	705	702,504
Series 2021-G, Class C, 0.01%, 06/25/61	1,269	1,106,838
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)	2,899	2,742,741
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1-mo. Term SOFR + 0.31%), 5.64%, 05/25/37	4,185	2,767,718
Series 2007-AHL3, Class A3B, (1-mo. Term SOFR + 0.28%), 5.61%, 07/25/45	3,074	2,159,366
College Avenue Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)	205	182,814
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.01%, 04/25/43(a)(e)	5	2,870,120
Eaton Vance CLO Ltd., Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.08%, 04/15/31(a)(b)	500	496,449
GoldenTree Loan Opportunities X Ltd., Series 2015- 10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/20/31(a)(b)	750	752,437
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)	2,404	2,149,015
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31	980	890,939
Series 2020-2A, Class D, 6.77%, 04/21/31	2,830	2,596,239
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)	2,320	1,961,256
Litigation Fee Residual, Series 2020-1, Class A, 4.00%, 10/30/27(e)	1,178	1,161,420
Mariner Finance Issuance Trust(a)
Series 2021-BA, Class E, 4.68%, 11/20/36	540	454,291
Series 2022-AA, Class E, 5.40%, 03/20/36	1,420	1,226,448
Navient Private Education Refi Loan Trust, Series 2021-DA, Class D, 4.00%, 04/15/60(a)	1,340	1,214,731
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62	1,670	1,391,510
Series 2021-BA, Class D, 4.75%, 04/20/62	340	279,264
Series 2021-CA, Class D, 4.44%, 04/20/62	110	89,127
Progress Residential(a)
Series 2021-SFR1, Class H, 5.00%, 04/17/38	750	681,188
Series 2021-SFR3, Class H, 4.75%, 05/17/26	1,140	1,030,008
Regional Management Issuance Trust(a)
Series 2020-1, Class D, 6.77%, 10/15/30	2,050	1,947,457
Series 2021-3, Class A, 3.88%, 10/17/33(e)	4,780	4,356,014
Republic Finance Issuance Trust(a)
Series 2020-A, Class D, 7.00%, 11/20/30	5,110	4,911,173
Series 2021-A, Class D, 5.23%, 12/22/31	800	725,272

Security	Par (000)	Value

United States (continued)
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)	USD 400	$339,491
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53	1,585	1,371,640
Series 2021-A, Class D2, 3.86%, 01/15/53	865	748,524
Series 2021-C, Class D, 3.93%, 01/15/53	548	497,437
Sofi Professional Loan Program LLC, Series 2018-A, Class R1, 0.01%, 02/25/42(a)	115	1,483,381
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1-mo. Term SOFR + 1.91%), 7.24%, 05/25/35(b)	182	177,028
Tricon Residential Trust(a)
Series 2021-SFR1, Class F, 3.69%, 07/17/38	1,375	1,255,914
Series 2021-SFR1, Class G, 4.13%, 07/17/38	887	795,935

		55,257,711

Total Asset-Backed Securities — 7.5% (Cost: $155,536,025)		144,863,525

	Shares

Common Stocks

Australia — 0.3%
Glencore PLC	1,222,574	6,708,943

Canada — 1.4%
Cameco Corp.	238,927	10,350,318
Enbridge, Inc.	228,354	8,252,134
Suncor Energy, Inc.	207,896	7,672,453

		26,274,905

China — 0.7%
BYD Co. Ltd., Class H	275,079	7,043,411
Contemporary Amperex Technology Co. Ltd., Class A	96,100	2,500,486
Tencent Holdings Ltd.	95,888	3,734,831

		13,278,728

Denmark — 0.0%
Novo Nordisk A/S, Class B	7,661	982,702

France — 1.8%
Accor SA	81,513	3,805,549
BNP Paribas SA	72,556	5,165,616
Cie de Saint-Gobain SA	85,547	6,639,619
EssilorLuxottica SA	18,320	4,144,195
LVMH Moet Hennessy Louis Vuitton SE	14,042	12,634,936
TotalEnergies SE	44,293	3,046,888

		35,436,803

Germany — 0.8%
Adidas AG, Class N	19,431	4,341,443
Bayerische Motoren Werke AG	1,000	115,379
Mercedes-Benz Group AG, Class N	89,568	7,132,919
Siemens AG, Class N, Registered Shares	16,967	3,239,660

		14,829,401

Hong Kong — 0.2%
AIA Group Ltd.	508,370	3,419,588

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

India — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $5,113,105) (e)(f)(g)	2,279	$—

Israel — 0.6%
Nice Ltd., ADR (f)	42,624	11,108,667

Italy — 0.9%
Ariston Holding NV	476,063	2,673,291
Intesa Sanpaolo SpA	2,332,817	8,469,371
UniCredit SpA	158,291	6,011,778

		17,154,440

Japan — 3.7%
Daikin Industries Ltd.	18,400	2,512,348
FANUC Corp.	195,915	5,465,336
Honda Motor Co. Ltd.	377,500	4,671,067
Hoya Corp.	35,186	4,400,743
Japan Airlines Co. Ltd.	337,400	6,406,452
Keyence Corp.	18,600	8,635,251
Komatsu Ltd.	214,500	6,347,220
Mitsubishi UFJ Financial Group, Inc.	879,400	8,947,099
Mitsui & Co. Ltd.	127,200	5,946,798
SMC Corp.	9,100	5,133,853
Sysmex Corp.	222,600	3,972,272
Toyota Motor Corp.	315,200	7,966,665

		70,405,104

Macau(f) — 0.1%
Sands China Ltd.	74,225	209,407
Wynn Macau Ltd.	967,455	864,665

		1,074,072

Netherlands — 1.9%
ASML Holding NV	21,082	20,438,177
Shell PLC	469,986	15,745,501
Shell PLC, ADR	9,533	639,092

		36,822,770

South Korea — 0.4%
Amorepacific Corp.	28,737	2,587,410
SK Hynix, Inc.	44,561	6,057,317

		8,644,727

Spain — 0.5%
Cellnex Telecom SA (a)	285,230	10,089,925

Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $322,253) (e)(f)(g)	2,732	—

Switzerland — 0.7%
On Holding AG, Class A (f)	104,674	3,703,366
UBS Group AG, Registered Shares	290,691	8,950,644

		12,654,010

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	69,341	9,433,843

United Kingdom — 2.2%
AstraZeneca PLC	50,701	6,811,364
AstraZeneca PLC, ADR	57,275	3,880,381
BAE Systems PLC	836,225	14,253,804
BP PLC	73,129	458,769
Compass Group PLC	113,795	3,337,908
Genius Sports Ltd. (f)	186,939	1,067,422

Security	Shares		Value

United Kingdom (continued)
RELX PLC	115,222		$4,968,998
Teya Services Ltd., (Acquired 11/16/21, Cost: $2,398,802) (e)(f)(g)	1,235		559,949
Unilever PLC	153,170		7,689,410

			43,028,005

United States — 37.5%
Abbott Laboratories (h)	26,644		3,028,357
AbbVie, Inc.	26,420		4,811,082
ACV Auctions, Inc., Class A (f)	203,406		3,817,931
Adobe, Inc. (f)	12,695		6,405,897
Advanced Micro Devices, Inc. (f)	39,143		7,064,920
Alphabet, Inc., Class C (f)	155,757		23,715,561
Altice USA, Inc., Class A (f)	74,771		195,152
Amazon.com, Inc. (f)(h)	215,169		38,812,184
American Tower Corp.	36,035		7,120,156
Amkor Technology, Inc.	1,763		56,839
Apple, Inc.	51,375		8,809,785
Applied Materials, Inc.	37,128		7,656,907
Astra Space, Inc., Class A (f)	13,702		9,345
BOK Financial Corp.	684		62,928
Boston Scientific Corp. (f)(h)	157,825		10,809,434
Boyd Gaming Corp.	2,409		162,174
Bunge Global SA	59,551		6,105,169
Caesars Entertainment, Inc. (f)	19,728		862,903
California Resources Corp.	17,530		965,903
Cencora, Inc.	8,277		2,011,228
Centene Corp. (f)	10,766		844,916
CF Industries Holdings, Inc.	90,423		7,524,098
Cheniere Energy, Inc.	6,166		994,452
Chesapeake Energy Corp.	4,446		394,938
Chevron Corp.	58,375		9,208,073
Chubb Ltd.	41,128		10,657,499
Citigroup, Inc.	6,914		437,241
Comcast Corp., Class A	66,064		2,863,874
Comerica, Inc.	1,830		100,632
Confluent, Inc., Class A (f)	176,622		5,390,503
ConocoPhillips	37,888		4,822,385
Costco Wholesale Corp.	11,975		8,773,244
CRH PLC	63,152		5,450,648
Crowdstrike Holdings, Inc., Class A (f)	839		268,975
Crown PropTech Acquisitions(e)(f)	69,480		10,710
Crown PropTech Acquisitions, Class A (f)	29,568		317,560
Customers Bancorp, Inc. (f)	537		28,493
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $908,457) (f)(g)(i)	—	(j)	4,852,024
Deckers Outdoor Corp. (f)	273		256,964
Delta Air Lines, Inc.	123,837		5,928,077
Dexcom, Inc. (f)	16,293		2,259,839
Dynatrace, Inc. (f)	8,800		408,672
Eli Lilly & Co.	14,755		11,478,800
Enterprise Products Partners LP	328,803		9,594,472
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240) (e)(f)(g)	2,824		1,694,400
F5, Inc. (f)	30,129		5,712,157
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971) (e)(f)(g)	126,282		9,503,983
First Citizens BancShares, Inc., Class A	74		120,990
Ford Motor Co.	29,355		389,834
Formentera Partners Fund II LP (e)(f)(i)	—	(j)	2,678,998

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fortive Corp.	110,603	$9,514,070
Freeport-McMoRan, Inc. (h)	172,408	8,106,624
Freewire Equity (e)(f)	45	182,700
General Dynamics Corp.	2,429	686,168
General Motors Co.	10,095	457,808
GLOBALFOUNDRIES, Inc. (f)	73,546	3,832,482
Golden Entertainment, Inc.	2,119	78,043
Goldman Sachs Group, Inc.	14,215	5,937,463
Green Plains, Inc. (f)	46,023	1,064,052
Hawkeye 360, Series D1(e)(f)	406,081	3,772,492
HCA Healthcare, Inc.	2,320	773,790
Hilton Worldwide Holdings, Inc.	11,838	2,525,164
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000) (e)(f)(g)	2,660,000	2,660,000
Humana, Inc.	14,850	5,148,792
Informatica, Inc., Class A (f)	38,540	1,348,900
Ingersoll Rand, Inc.	127,661	12,121,412
Intel Corp.	15,386	679,600
International Bancshares Corp.	854	47,944
Intuitive Surgical, Inc. (f)	15,848	6,324,778
Invesco S&P 500 Equal Weight ETF	39,270	6,651,160
Johnson & Johnson	31,322	4,954,827
JPMorgan Chase & Co.	102,587	20,548,176
Lam Research Corp.	1,050	1,020,149
Landsea Homes Corp. (f)	42,391	615,941
Las Vegas Sands Corp.	8,436	436,141
Latch, Inc. (f)	142,273	110,973
Lions Gate Entertainment Corp., Class A (f)	38,588	383,951
Lions Gate Entertainment Corp., Class B (f)	1,375	12,801
LKQ Corp.	151,506	8,091,935
Lockheed Martin Corp.	9,464	4,304,890
LPL Financial Holdings, Inc.	38,021	10,045,148
M/I Homes, Inc. (f)	4,300	586,047
Marathon Petroleum Corp.	5,414	1,090,921
Marsh & McLennan Cos., Inc.	65,085	13,406,208
Mastercard, Inc., Class A	48,883	23,540,586
McDonald’s Corp.	9,830	2,771,569
McKesson Corp.	3,319	1,781,805
Merck & Co., Inc.	119,628	15,784,915
Meta Platforms, Inc., Class A	3,719	1,805,872
MGM Resorts International (f)	12,625	596,026
Micron Technology, Inc.	108,800	12,826,432
Microsoft Corp.	140,142	58,960,542
Mirion Technologies, Inc., Class A(f)	696,512	7,919,341
Mr. Cooper Group, Inc. (f)	9,944	775,135
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518) (e)(f)(g)	816	—
Nestle SA, Class N, Registered Shares	56,936	6,049,448
New York Community Bancorp, Inc., Class A	27,700	89,194
NextEra Energy, Inc. (h)	125,403	8,014,506
Northrop Grumman Corp.	15,662	7,496,773
NVIDIA Corp.	32,475	29,343,111
Oracle Corp.	93,227	11,710,243
Palladyne AI Corp. (f)	7,517	13,606
Paramount Global, Class B	7,878	92,724
Park Hotels & Resorts, Inc.	21,852	382,191
Playstudios, Inc., Class A (f)	226,924	630,849
PNC Financial Services Group, Inc.	12,651	2,044,402
Progressive Corp.	47,104	9,742,049
RXO, Inc. (f)	5,629	123,106

Security	Shares	Value

United States (continued)
Salesforce, Inc.	37,675	$11,346,956
Sanofi SA	57,475	5,591,422
Sarcos Technology & Robotics Corp.(f)	164,721	298,145
Screaming Eagle Acquisition Corp., Class A (f)	34,840	372,788
Sempra	187,144	13,442,554
Smith Douglas Homes Corp., Class A (f)	27,051	803,415
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563) (e)(f)(g)	12,621	96,172
Sonder Holdings, Inc., Class A (f)	11,166	33,051
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $1,663,335), A shares (e)(f)(g)	20,535	1,991,895
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $1,785,240), C shares (e)(f)(g)	22,040	2,137,880
SPDR S&P Biotech ETF	45,000	4,270,050
SPDR S&P Regional Banking ETF	3,707	186,388
Sun Country Airlines Holdings, Inc. (f)	175,935	2,654,859
Texas Capital Bancshares, Inc. (f)	1,817	111,836
Thermo Fisher Scientific, Inc.	19,809	11,513,189
TJX Cos., Inc.	74,278	7,533,275
Transocean Ltd. (f)	255,487	1,604,458
U.S. Steel Corp.	4,893	199,537
United Parcel Service, Inc., Class B	41,070	6,104,234
UnitedHealth Group, Inc. (h)	28,354	14,026,724
Valero Energy Corp.	25,880	4,417,457
Veralto Corp.	62,016	5,498,339
Vertex Pharmaceuticals, Inc. (f)	3,823	1,598,052
Visa, Inc., Class A	15,139	4,224,992
Vistra Corp.	19,683	1,370,921
Volato Group, Inc., Class A Lock Up, (Acquired 12/03/23, Cost: $98) (e)(f)(g)	19,506	54,617
Walmart, Inc.	207,068	12,459,282
Walt Disney Co.	100,545	12,302,686
Wells Fargo & Co.	102,756	5,955,738
Wynn Resorts Ltd.	8,000	817,840
Zoetis, Inc., Class A	12,652	2,140,845

		720,626,878

Zambia — 0.0%
First Quantum Minerals Ltd.	15,875	170,640

Total Common Stocks — 54.2% (Cost: $849,593,599)		1,042,144,151

	Par (000)

Corporate Bonds

Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)	USD 221	224,848

Australia — 0.4%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	300	260,655
Mineral Resources Ltd., 9.25%, 10/01/28(a)	699	736,186
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD 1,881	1,228,083
12.50%, 07/31/26	2,822	1,850,542
12.50%, 07/31/27	4,703	3,099,341

		7,174,807

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Austria — 0.0%
ams-OSRAM AG, 12.25%, 03/30/29(a)	USD 200	$200,915

Belgium(k) — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP 100	124,475
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(b)	100	115,039

		239,514

Brazil — 0.2%
Azul Secured Finance LLP, 11.93%, 08/28/28(a)	USD 207	210,461
Banco Votorantim SA, 4.50%, 09/24/24(k)	243	240,764
Braskem Netherlands Finance BV(a) 8.50%, 01/12/31	329	338,541
(5-year CMT + 8.22%), 8.50%, 01/23/81(b)	354	355,217
Cosan Luxembourg SA, 7.25%, 06/27/31(a)	235	238,936
Embraer Netherlands Finance BV, 7.00%, 07/28/30(a)	370	386,076
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(k)	190	171,421
Raizen Fuels Finance SA(a)
6.45%, 03/05/34	268	273,745
6.95%, 03/05/54	200	205,057
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(k)(l)	213	191,700
St Marys Cement, Inc./Canada, 5.75%, 04/02/34(a)(c)	200	198,000

		2,809,918

Canada — 0.7%
Garda World Security Corp., 9.50%, 11/01/27(a)	425	426,022
HR Ottawa LP, 11.00%, 03/31/31(a)	9,658	10,395,778
Rogers Communications, Inc., 3.80%, 03/15/32	2,675	2,404,018
Toronto-Dominion Bank, 2.88%, 04/05/27(k)	GBP 100	118,927

		13,344,745

Chile — 0.1%
AES Andes SA, 6.30%, 03/15/29(a)	USD 200	201,932
Empresa Nacional del Petroleo, 6.15%, 05/10/33(a)	200	201,437
Engie Energia Chile SA, 3.40%, 01/28/30(k)	395	343,156
Kenbourne Invest SA, 6.88%, 11/26/24(a)	300	145,688

		892,213

China — 0.2%
Fantasia Holdings Group Co. Ltd.(f)(k)(m)
6.95%, 12/17/21	320	4,800
11.75%, 04/17/22	520	7,800
9.25%, 07/28/23	1,200	18,000
Fortune Star BVI Ltd., 5.05%, 01/27/27(k)	200	161,880
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	3,260	2,955,441

		3,147,921

Colombia — 0.0%
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)	241	224,206
SierraCol Energy Andina LLC, 6.00%, 06/15/28(k)	323	282,625
SURA Asset Management SA, 4.88%, 04/17/24(k)	210	209,385

		716,216

Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31(a)	211	221,946

Security	Par (000)	Value

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)	USD 272	$276,590

France — 0.2%
BNP Paribas SA(k)
3.38%, 01/23/26	GBP 100	122,251
1.88%, 12/14/27	100	113,412
Sabena Technics Sas, (Acquired 10/28/22, Cost: $2,048,988), 8.90%, 09/30/29(e)(g)	EUR 2,085	2,249,129
Societe Generale SA, 1.88%, 10/03/24(k)	GBP 100	124,004
TotalEnergies Capital International SA, 1.66%, 07/22/26(k)	100	118,297

		2,727,093

Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(a)	EUR 1,725	1,887,539
APCOA Parking Holdings GmbH, (3-mo. EURIBOR + 5.00%), 8.94%, 01/15/27(a)(b)	852	921,478
Douglas GmbH, 6.00%, 04/08/26(a)	702	767,198
Lanxess AG, (13.63% PIK), 13.63%, 03/31/31(e)(l)	3,099	3,133,902
Volkswagen Financial Services NV, 1.88%, 12/03/24(k)	GBP 100	123,351

		6,833,468

Ghana — 0.0%
Kosmos Energy Ltd., 7.50%, 03/01/28(k)	USD 202	195,751

Guatemala — 0.0%
Millicom International Cellular SA
5.13%, 01/15/28(k)	338	320,941
7.38%, 04/02/32(a)(c)	200	200,000

		520,941

Hong Kong — 0.3%
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(c)	4,690	4,854,150
Melco Resorts Finance Ltd., 5.38%, 12/04/29(k)	250	227,547

		5,081,697

India — 0.1%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energ, 6.70%, 03/12/42(a)	200	192,500
CA Magnum Holdings, 5.38%, 10/31/26(k)	200	192,000
Diamond II Ltd., 7.95%, 07/28/26(a)	270	274,641
Network i2i Ltd., (5-year CMT + 3.39%), 3.98%(b)(k)(n)	300	284,719
ReNew Pvt Ltd., 5.88%, 03/05/27(k)	200	194,524
Vedanta Resources Finance II PLC(k)
13.88%, 01/21/27	94	88,536
13.88%, 12/09/28	246	223,969

		1,450,889

Indonesia(k) — 0.1%
Freeport Indonesia PT, 4.76%, 04/14/27	231	225,340
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	300	300,281
Pertamina Persero PT, 3.65%, 07/30/29	354	328,999
Theta Capital Pte. Ltd., 8.13%, 01/22/25	200	189,954

		1,044,574

Israel(a)(k) — 0.0%
Energean Israel Finance Ltd., 8.50%, 09/30/33	161	159,380
Leviathan Bond Ltd., 6.75%, 06/30/30	51	47,742

		207,122

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy(a) — 0.3%
Forno d’Asolo SpA, (3-mo. EURIBOR + 5.50%), 9.41%, 04/30/27(b)	EUR 3,040	$3,218,209
Marcolin SpA, 6.13%, 11/15/26	540	586,832
Shiba Bidco SpA, 4.50%, 10/31/28	1,882	1,936,490

		5,741,531

Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	USD 895	911,262

Kuwait(k) — 0.0%
MEGlobal BV
4.25%, 11/03/26	297	285,306
2.63%, 04/28/28	253	225,644

		510,950

Luxembourg(a) — 0.1%
Herens Midco SARL, 5.25%, 05/15/29	EUR 1,006	706,437
Sani/Ikos Financial Holdings 1 SARL, 5.63%, 12/15/26	718	751,654

		1,458,091

Macau(k) — 0.0%
MGM China Holdings Ltd., 5.88%, 05/15/26	USD 250	246,563
Studio City Co. Ltd., 7.00%, 02/15/27	300	300,281
Wynn Macau Ltd., 5.63%, 08/26/28	248	234,825

		781,669

Mexico — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)	412	317,899
Petroleos Mexicanos
4.25%, 01/15/25	248	240,987
8.75%, 06/02/29	533	519,935
5.95%, 01/28/31	652	522,513
6.70%, 02/16/32	306	254,745

		1,856,079

Morocco — 0.0%
OCP SA, 3.75%, 06/23/31(k)	231	195,502

Netherlands — 0.0%
ING Groep NV, 3.00%, 02/18/26(k)	GBP 100	121,492
Sigma Holdco BV, 5.75%, 05/15/26(k)	EUR 382	387,863
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)	USD 267	263,670

		773,025

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	200	145,625
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(k)	249	216,763

		362,388

Peru — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)	307	270,160

Saudi Arabia — 0.0%
EIG Pearl Holdings SARL, 3.55%, 08/31/36(a)	517	441,550
Gaci First Investment Co., 5.13%, 02/14/53(k)	250	216,875

		658,425

Singapore — 0.0%
Puma International Financing SA, 5.00%, 01/24/26(k)	200	193,875

Security	Par (000)	Value

South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26	USD 204	$191,760
6.50%, 09/27/28	200	190,500
8.75%, 05/03/29(a)	271	275,827

		658,087

Spain(k) — 0.0%
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(b)	GBP 300	365,064
Telefonica Emisiones SA, 5.38%, 02/02/26	133	168,651

		533,715

Sweden — 0.1%
Verisure Holding AB
3.25%, 02/15/27(k)	EUR 751	775,322
7.13%, 02/01/28(a)	414	465,563
Verisure Midholding AB, 5.25%, 02/15/29(k)	751	781,794

		2,022,679

Switzerland — 0.1%
UBS Group AG, (1-year EURIBOR ICE Swap + 0.77%), 0.65%, 01/14/28(b)(k)	2,200	2,177,753

Thailand(a) — 0.0%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28	USD 241	241,899
5.50%, 09/21/33	441	444,616

		686,515

Ukraine(k) — 0.0%
Metinvest BV
8.50%, 04/23/26	230	184,000
7.65%, 10/01/27	200	143,000
MHP Lux SA, 6.25%, 09/19/29	226	161,731
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25	334	275,550

		764,281

United Arab Emirates — 0.3%
DAE Funding LLC, 1.55%, 08/01/24(k)	332	327,124
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(k)(n)	352	351,340
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26(a)	333	333,280
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)	329	312,961
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)	3,590	3,464,350
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)	1,083	1,088,415

		5,877,470

United Kingdom — 0.6%
10X future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $1,607,929), 15.00%, 06/19/26(c)(e)(g)(l)	GBP 1,301	1,658,764
Barclays PLC(k)
3.00%, 05/08/26	100	120,529
3.25%, 02/12/27	100	119,370
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)	2,355	2,727,143
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR 3,137	2,970,107
BG Energy Capital PLC, 5.13%, 12/01/25(k)	GBP 133	168,147
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	USD 1,700	1,666,468

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Kingdom (continued)
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP 345	$411,972
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(b)	100	116,458
Informa PLC, 3.13%, 07/05/26(k)	100	120,476
Kane Bidco Ltd.(a)
5.00%, 02/15/27	EUR 478	497,356
6.50%, 02/15/27	GBP 699	848,448
Lloyds Banking Group PLC, 2.25%, 10/16/24(k)	100	123,986
NatWest Group PLC(b)(k)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	100	121,629
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27	100	120,810
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(k)	100	122,570

		11,914,233

United States — 8.7%
AbbVie, Inc.
3.20%, 11/21/29	USD 2,165	1,995,041
5.05%, 03/15/34	1,169	1,183,490
Affinity Interactive, 6.88%, 12/15/27(a)	1,000	934,388
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34	2,370	1,946,993
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	499	500,499
Alteryx, Inc., 8.75%, 03/15/28(a)	132	135,912
AMC Networks, Inc.
4.75%, 08/01/25	509	508,359
10.25%, 01/15/29(a)(c)	856	862,215
4.25%, 02/15/29	510	361,441
Amgen, Inc.
5.50%, 12/07/26(k)	GBP 100	128,386
4.05%, 08/18/29	USD 3,355	3,224,772
Amkor Technology, Inc., 6.63%, 09/15/27(a)	400	401,997
Aon North America, Inc., 5.30%, 03/01/31	3,745	3,772,983
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	3,000	2,609,391
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
5.25%, 04/30/25	1,219	1,177,591
5.25%, 08/15/27	202	127,260
AT&T, Inc.
2.90%, 12/04/26	GBP 100	119,701
5.50%, 03/15/27(k)	50	63,806
Bank of America Corp., (1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	USD 3,340	2,741,260
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	40	41,386
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	827	831,651
Breeze Aviation Group, Inc.(e)(g) (Acquired 01/26/24, Cost: $622,357), 20.00%, 01/30/28	622	619,245
(20.00% PIK) , (Acquired 01/26/24, Cost: $1,244,714), 20.00%, 01/30/28(l)	1,245	1,238,490
Broadcom, Inc., 3.42%, 04/15/33(a)	2,615	2,266,942
Callon Petroleum Co., 7.50%, 06/15/30(a)	255	269,662
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	1,000	988,748
Champions Financing, Inc., 8.75%, 02/15/29(a)	196	205,339
Cinemark Holdings, Inc., 4.50%, 08/15/25(o)	4,035	5,593,720
Citigroup, Inc.
1.75%, 10/23/26	GBP 100	116,560
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	USD 1,102	1,096,858

Security	Par (000)	Value

United States (continued)
Citizens Bank NA/Providence RI, (1-day SOFR + 1.45%), 6.06%, 10/24/25(b)	USD 250	$248,997
Civitas Resources, Inc.(a)
5.00%, 10/15/26	1,187	1,160,474
8.38%, 07/01/28	100	105,271
Cloud Software Group, Inc.(a)
6.50%, 03/31/29	280	265,709
9.00%, 09/30/29	500	479,559
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)	756	742,800
CNX Resources Corp., 7.25%, 03/01/32(a)	561	570,216
CommScope Technologies LLC, 6.00%, 06/15/25(a)	475	413,107
CommScope, Inc., 6.00%, 03/01/26(a)	441	403,515
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	699	704,386
CSC Holdings LLC(a)
5.50%, 04/15/27	2,040	1,825,216
11.25%, 05/15/28	448	443,942
11.75%, 01/31/29	985	986,536
DISH DBS Corp., 5.88%, 11/15/24	866	829,736
DISH Network Corp., 0.00%, 12/15/25(o)(p)	1,286	938,780
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	2,737	2,819,087
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)	495	511,186
First Horizon Bank, 5.75%, 05/01/30	250	236,551
Flyr Convertible Notes, (8.00% PIK), 8.00%, 08/10/27(e)(l)	2,417	2,784,460
Flyr Secured Notes, (10.32% PIK), 10.32%, 05/10/27(e)(l)	1,136	1,080,380
Forestar Group, Inc., 5.00%, 03/01/28(a)	1,950	1,874,940
Freed Corp., 12.00%, 11/30/28(e)	9,390	9,237,882
Freewire Technology Notes, (6.00% PIK) , 6.00%, 02/20/28(e)(l)	2,584	1,864,002
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	388	375,637
8.75%, 05/15/30	1,250	1,279,028
8.63%, 03/15/31	745	760,890
Frontier Florida LLC, Series E, 6.86%, 02/01/28	845	819,865
Full House Resorts, Inc., 8.25%, 02/15/28(a)	172	164,370
General Motors Co., 5.60%, 10/15/32	1,265	1,280,203
Goldman Sachs Group, Inc., 7.25%, 04/10/28	GBP 50	68,223
GoTo Group, Inc., 5.50%, 05/01/28(a)	USD 1,673	1,290,138
HCA, Inc., 3.63%, 03/15/32	2,120	1,876,702
Howard Hughes Corp.(a)
4.13%, 02/01/29	1,002	900,555
4.38%, 02/01/31	1,102	956,939
Insight M, Inc., 7.00%, 01/25/29(e)	663	675,133
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.62%), 5.34%, 01/23/35	548	550,141
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(k)	GBP 100	120,688
Kraft Heinz Foods Co., 3.75%, 04/01/30	USD 3,150	2,954,818
Landsea Homes Corp., 11.00%, 07/17/28(e)	9,310	9,135,903
Lessen, Inc., 13.83%, 01/05/28(a)(e)	1,990	1,818,580
Level 3 Financing, Inc.
4.63%, 09/15/27	559	371,735
11.00%, 11/15/29(a)	1,064	1,106,764
LGI Homes, Inc., 8.75%, 12/15/28(a)	2,163	2,282,253
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(f)(m)(o)	945	28,350
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	1,508	1,153,675
Lowe’s Cos., Inc., 2.63%, 04/01/31	2,960	2,547,024
Matador Resources Co., 6.50%, 04/15/32(a)(c)	929	930,127
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)	2,240	2,282,002

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Morgan Stanley(b)
(1-day SOFR + 1.02%), 1.93%, 04/28/32	USD 3,055	$2,452,113
(1-day SOFR + 1.73%), 5.47%, 01/18/35	441	444,942
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27	181	178,432
5.50%, 08/15/28	846	809,691
5.75%, 11/15/31	366	337,580
7.13%, 02/01/32	764	758,768
NCR Atleos Corp., 9.50%, 04/01/29(a)	430	459,932
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(a)	2,000	2,130,433
Paramount Global, 7.88%, 07/30/30	179	186,997
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	1,275	1,215,890
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	358	367,861
Permian Resources Operating LLC, 7.00%, 01/15/32(a)	572	593,401
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33	1,867	1,838,218
Pioneer Midco Notes, (10.50% PIK), 10.50%, 11/18/30(a)(e)(l)	4,377	4,360,692
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	2,120	1,935,799
Rand Parent LLC, 8.50%, 02/15/30(a)	837	828,848
Republic Services, Inc., 1.45%, 02/15/31	3,080	2,452,381
RingCentral, Inc., 8.50%, 08/15/30(a)	680	707,019
Sabre GLBL, Inc.(a)
8.63%, 06/01/27	1,007	883,665
11.25%, 12/15/27	1,308	1,227,569
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32	1,041	1,032,861
Seagate HDD Cayman
8.25%, 12/15/29(a)	569	611,370
8.50%, 07/15/31(a)	326	352,296
9.63%, 12/01/32	550	626,614
Service Properties Trust, 8.63%, 11/15/31(a)	1,704	1,817,209
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	813	840,887
Sonder Secured Notes, (14.35% PIK), 14.35%, 01/19/27(e)(l)	9,170	8,093,037
Spirit AeroSystems, Inc.(a)
9.38%, 11/30/29	742	809,364
9.75%, 11/15/30	1,131	1,265,098
Stem, Inc., 0.50%, 12/01/28(a)(o)	200	97,490
STL Holding Co. LLC, 8.75%, 02/15/29(a)	709	727,640
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(c)	863	869,702
Talos Production, Inc., 9.38%, 02/01/31(a)	371	395,507
Tenneco, Inc., 8.00%, 11/17/28(a)	1,648	1,503,698
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(b)	174	150,106
Texas Capital Bank NA, (1-mo. LIBOR US + 4.50%), 10.09%, 09/30/24(a)(b)	2,764	2,751,252
T-Mobile U.S., Inc., 2.70%, 03/15/32	2,955	2,484,970
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	424	441,261
Transocean, Inc., 8.75%, 02/15/30(a)	405	422,284
Truist Financial Corp., (1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	451	450,474
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(a)(o)	753	931,461
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	611	633,441

Security	Par (000)	Value

United States (continued)
Univision Communications, Inc., 8.00%, 08/15/28(a)	USD 335	$341,285
Vantage Drilling International, 9.50%, 02/15/28(a)	1,352	1,365,520
Verizon Communications, Inc., 1.13%, 11/03/28	GBP 100	108,673
Viasat, Inc., 5.63%, 04/15/27(a)	USD 352	333,327
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	320	335,130
Vital Energy, Inc., 7.88%, 04/15/32(a)	477	484,569
Westbay 4A2, 11.00%, 02/06/30(e)	9,314	9,151,005
Xerox Holdings Corp.(a)
5.00%, 08/15/25	498	491,394
8.88%, 11/30/29	101	102,895
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)	263	216,487

		166,729,099

Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	200	207,476

Total Corporate Bonds — 13.1% (Cost: $254,417,629)		252,595,433

Fixed Rate Loan Interests

India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26	1,963	1,963,000

United States(e) — 0.6%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28	2,975	2,976,825
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27	6,480	6,480,644
OD Intermediate SUBI Holdco II LLC, Mezzanine Term Loan, 10.00%, 01/23/26	2,665	2,580,015

		12,037,484

Total Fixed Rate Loan Interests — 0.7% (Cost: $13,976,087)		14,000,484

Floating Rate Loan Interests(b)

Colombia — 0.2%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR + 4.75%), 10.00%, 09/06/30(e)	3,600	3,708,000

Ireland — 0.2%
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 7.61%, 05/17/27(e)	EUR 3,177	3,418,931

Jersey(e) — 0.4%
Vita Global Finco Ltd.
EUR Term Loan B, (6-mo. EURIBOR + 7.00%), 10.95%, 07/06/27	4,749	4,938,176
GBP Incremental Term Loan, (1-day SONIA + 7.00%), 12.19%, 07/06/27	GBP 2,850	3,466,312

		8,404,488

Luxembourg — 0.2%
Euro Parfums Fze, Term Loan B, 06/23/28(e)(q)	USD 603	593,955
Speed Midco 3 S.a r.l., EUR Term Loan B1, (3-mo. EURIBOR + 6.40%), 10.30%, 05/16/29	EUR 2,566	2,816,730

		3,410,685

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Netherlands — 0.2%
Cypher Bidco BV, EUR Term Loan, (6-mo. EURIBOR + 4.50%), 8.60%, 12/30/28(e)	EUR 1,827	$1,875,756
Upfield BV, 2023 GBP Term Loan B8, (1-day SONIA + 5.75%), 10.98%, 01/03/28	GBP 1,388	1,732,699

		3,608,455

United States — 3.4%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.88%), 12.21%, 12/21/27(e)	USD 3,144	3,065,516
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.40%, 02/01/30	2,078	2,047,646
City Brewing Co. LLC, Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.76%), 9.08%, 04/05/28	692	531,088
CML Hyatt Lost Pines, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.66%), 8.87%, 09/09/26(e)	5,000	4,923,257
CML La Quinta Resort, Term Loan, (1-mo. CME Term SOFR + 3.20%), 8.44%, 12/09/26(e)	5,966	5,821,722
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR + 8.75%), 14.06%, 06/30/28(e)	7,431	7,399,220
Cotiviti, Inc., 2024 Term Loan, 02/21/31(q)	370	378,346
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30	2,956	2,964,274
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.33%, 07/10/28(e)	373	364,035
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.33%, 05/01/28(e)	3,734	3,640,355
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 11.74%, 12/29/27(e)	1,123	1,010,610
Galaxy Universal LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.46%, 11/12/26(e)	13,025	12,813,789
GoTo Group, Inc.
2024 Second Out Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.17%, 04/30/28	879	669,393
2024 New Money Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.17%, 04/30/28	1,127	1,068,755
Green Plains Operating Co. LLC, Term Loan, (3-mo. LIBOR US + 8.00%), 13.59%, 07/20/26(e)	6,556	6,425,216
Helios Service Partners LLC(e)
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.82%, 03/19/27	1,120	1,114,407
2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.81%, 03/19/27	617	613,579
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at -4.50% Floor + 5.61%), 10.83%, 10/25/28(e)	1,872	1,506,546
Level 3 Financing, Inc.(e)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29	426	423,237
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30	430	426,343

Security	Par (000)	Value

United States (continued)
Maverick Gaming LLC, Term Loan B, (3-mo. CME Term SOFR + 7.76%), 13.10%, 09/03/26	USD 921	$644,899
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 11/01/29	1,052	840,285
Orion Group Holdco LLC, 2024 Incremental Delayed Draw Term Loan, 0.00%, 03/19/27(e)	620	620,073
Orion Group Holdco, LLC(e)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.06%, 03/19/27	117	117,183
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.06%, 03/19/27	525	525,395
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.26%), 11.56%, 03/19/27	198	195,979
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27	1,174	1,174,372
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27	100	100,459
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27	20	19,577
Project Montage(e)
PIK Revolver, (Prime + 5.00%), 13.50%, 02/16/29	66	65,808
PIK Term Loan, (Prime + 5.00%), 12.00%, 02/16/29	1,185	1,184,538
Quartz Acquireco LLC, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 06/28/30	174	174,343
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.86%), 13.19%, 04/27/29	620	365,800
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.19%, 04/27/28	1,906	1,568,366
Xerox Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 11/17/29 .	89	89,070

		64,893,481

Total Floating Rate Loan Interests — 4.6% (Cost: $89,546,473)		87,444,040

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(k)	257	235,396

Brazil — 0.6%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(p)	BRL 55	10,616,827
Brazilian Government International Bond, 7.13%, 05/13/54	USD 458	461,664

		11,078,491

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42	478	417,204

Colombia — 0.0%
Colombia Government International Bond 3.88%, 04/25/27	200	188,100

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
3.13%, 04/15/31	USD 200	$159,500
8.00%, 04/20/33	224	236,544

		584,144

Costa Rica — 0.0%
Costa Rica Government International Bond, 7.30%, 11/13/54(a)	210	223,191

Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(k)	517	513,898
4.50%, 01/30/30(a)	420	381,570
7.05%, 02/03/31(a)	360	372,825

		1,268,293

Egypt — 0.0%
Egypt Government International Bond
7.63%, 05/29/32(k)	219	186,766
8.50%, 01/31/47(a)	400	317,500

		504,266

Guatemala — 0.1%
Guatemala Government Bond
7.05%, 10/04/32(a)	410	435,113
3.70%, 10/07/33(k)	298	246,275
6.60%, 06/13/36(a)	230	234,959
4.65%, 10/07/41(a)	351	282,007

		1,198,354

Honduras — 0.0%
Honduras Government International Bond, 5.63%, 06/24/30(a)	195	173,276

Hungary — 0.1%
Hungary Government International Bond
5.38%, 09/12/33(k)	EUR 319	362,951
5.50%, 03/26/36(a)	USD 200	194,312
Magyar Export-Import Bank, 6.00%, 05/16/29(k)	EUR 384	437,193

		994,456

Ivory Coast(k) — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28	USD 618	609,889
5.88%, 10/17/31	EUR 153	152,271

		762,160

Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(k)	USD 200	194,125

Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(a)	249	254,602

Mexico — 0.1%
Mexico Government International Bond
2.66%, 05/24/31	594	495,396
6.35%, 02/09/35	550	568,219
6.34%, 05/04/53	200	197,813
6.40%, 05/07/54	229	228,785

		1,490,213

Security	Par (000)	Value

Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(k)	EUR 186	$183,170

Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(a)	USD 200	202,250

Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(a)	353	344,286
7.63%, 11/28/47(k)	244	189,786

		534,072

Oman(k) — 0.0%
Oman Government International Bond
6.50%, 03/08/47	219	220,779
6.75%, 01/17/48	227	232,533
Oman Sovereign Sukuk Co., 4.40%, 06/01/24	238	237,108

		690,420

Panama — 0.1%
Panama Government International Bond
7.50%, 03/01/31	202	209,196
6.40%, 02/14/35	374	352,682
8.00%, 03/01/38	200	209,200
6.85%, 03/28/54	200	180,700

		951,778

Paraguay — 0.0%
Republic of Paraguay, 2.74%, 01/29/33(k)	395	319,703

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(k)	406	401,505
Peruvian Government International Bond
2.78%, 01/23/31	250	214,766
1.86%, 12/01/32	850	648,922

		1,265,193

Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a)	200	208,760
Republic of Poland Government International Bond
4.88%, 10/04/33	220	216,491
5.50%, 04/04/53	348	347,899

		773,150

Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(k)	EUR 187	211,202

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(a)	USD 206	203,103
2.88%, 03/11/29(k)	EUR 473	470,589
2.50%, 02/08/30(k)	503	479,916
2.12%, 07/16/31(k)	490	432,160

		1,585,768

Saudi Arabia — 0.0%
Saudi Government International Bond, 5.00%, 01/18/53(a)	USD 658	588,910

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(k)	USD 278	$237,169

South Africa — 0.0%
Republic of South Africa Government International Bond
5.88%, 04/20/32	380	342,475
5.00%, 10/12/46	353	237,039

		579,514

Spain(a)(k) — 0.3%
Spain Government Bond
2.90%, 10/31/46	EUR 2,252	2,164,334
3.45%, 07/30/66	2,440	2,447,442

		4,611,776

Ukraine(f)(m) — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25(k)	USD 261	97,223
8.99%, 02/01/26(k)	413	155,907
7.25%, 03/15/35(a)	444	128,982

		382,112

United Kingdom(k) — 0.3%
United Kingdom Gilt
3.75%, 10/22/53	GBP 1,911	2,150,921
0.50%, 10/22/61	10,627	4,159,144

		6,310,065

Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 7.85%, 10/12/28(a)	USD 209	218,601

Total Foreign Agency Obligations — 2.0% (Cost: $41,821,157)		39,023,024

	Shares

Investment Companies

United States — 0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF (r)	37,594	4,094,738
iShares JP Morgan USD Emerging Markets Bond ETF (r)	71,155	6,380,469
iShares MSCI Brazil ETF (r)	23,271	754,446
iShares Russell 2000 ETF (r)	9,800	2,060,940
iShares Russell Mid-Cap Growth ETF (r)	3,986	454,962
VanEck J. P. Morgan EM Local Currency Bond ETF	87,582	2,146,635
VanEck Semiconductor ETF (f)	5,362	1,206,396

Total Investment Companies — 0.9% (Cost: $16,142,138)		17,098,586

Security	Par (000)	Value

Municipal Bonds

Puerto Rico(b) — 0.2%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51	USD 4,482	$2,118,864
Series A-1, 0.00%, 11/01/43	393	227,024
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51	1,911	771,589

Total Municipal Bonds — 0.2% (Cost: $2,852,412)		3,117,477

Non-Agency Mortgage-Backed Securities

United States — 4.9%
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class C, 0.01%, 09/27/60	17	14,277
Series 2020-C, Class RW, 0.00%, 09/25/60	13	13,121
Series 2020-D, Class RW, 0.00%, 09/25/60	19	19,318
Series 2021-E, Class B3, 3.96%, 12/25/60(b)	950	257,121
Series 2021-E, Class SA, 0.00%, 12/25/60(b)	11	4,896
Series 2021-E, Class XS, 0.00%, 12/25/60(b)	12,977	511,986
BAMLL Commercial Mortgage Securities Trust(a)(b)
Series 2017-SCH, Class AL, (1-mo. Term SOFR + 0.95%), 6.27%, 11/15/32	2,000	1,985,762
Series 2018-DSNY, Class D, (1-mo. Term SOFR + 2.00%), 7.32%, 09/15/34	2,000	1,985,000
BFLD Trust, Series 2021-EYP, Class E, (1-mo. Term SOFR + 3.81%), 9.14%, 10/15/35(a)(b)	790	86,583
BX Commercial Mortgage Trust(a)(b)
Series 2020-VIV3, Class B, 3.54%, 03/09/44	1,600	1,406,974
Series 2020-VKNG, Class G, (1-mo. Term SOFR + 3.36%), 8.69%, 10/15/37	1,610	1,562,617
Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.34%, 01/15/34	1,364	1,324,785
BX Trust, Series 2021-VIEW, Class E, (1-mo. Term SOFR + 3.71%), 9.04%, 06/15/36(a)(b)	897	829,782
Cold Storage Trust, Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.92%, 11/15/37(a)(b)	3,932	3,916,585
Commercial Mortgage Trust(b)
Series 2015-CR25, Class C, 4.52%, 08/10/48	2,000	1,915,211
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(a)	1,900	1,773,376
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2019-ICE4, Class F, (1-mo. Term SOFR + 2.70%), 8.02%, 05/15/36	3,392	3,381,961
Series 2020-FACT, Class F, (1-mo. Term SOFR + 6.52%), 11.85%, 10/15/37	1,700	1,491,684
Series 2020-NET, Class D, 3.70%, 08/15/37	1,275	1,171,820
Series 2021-980M, Class E, 3.54%, 07/15/31	2,410	2,125,506
Series 2021-BHAR, Class E, (1-mo. Term SOFR + 3.61%), 8.94%, 11/15/38	2,500	2,464,940
Series 2022-LION, Class A, (1-mo. Term SOFR + 3.44%), 8.76%, 02/15/25(e)	3,400	3,256,582
CSMC Trust, Series 2020-FACT, Class E, (1-mo. Term SOFR + 5.23%), 10.55%, 10/15/37(a)(b)	730	680,532
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)	1,550	1,298,817
FREMF Trust, Series 2018-W5FX, Class CFX, 3.54%, 04/25/28(a)(b)	437	374,869

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1-mo. Term SOFR + 3.66%), 8.99%, 10/15/36(a)(b)	USD 1,540	$1,514,642
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)	3,602	2,997,311
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51	48,531	1,407,280
Series 2021-1, Class AX1, 0.13%, 06/25/51	196,938	1,310,916
Series 2021-1, Class AX4, 0.40%, 06/25/51	12,576	267,413
Series 2021-1, Class B4, 3.03%, 06/25/51	797	600,097
Series 2021-1, Class B5, 3.03%, 06/25/51	957	707,166
Series 2021-1, Class B6, 2.96%, 06/25/51	1,536	599,813
Series 2021-4, Class B4, 2.90%, 08/25/51	1,191	886,622
Series 2021-4, Class B5, 2.90%, 08/25/51	893	595,493
Series 2021-4, Class B6, 2.90%, 08/25/51	2,177	824,115
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1-mo. Term SOFR + 0.71%), 6.04%, 06/25/37(a)(b)	2,735	2,218,137
MCM Trust(e)
3.00%, 08/25/28(s)	3,287	2,155,934
2.50%, 01/01/59(a)	4,192	4,025,453
MED Trust, Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.69%, 11/15/38(a)(b)	4,923	4,914,143
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 4.01%, 02/25/59	9,329	6,524,509
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55	1,370	1,079,921
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55	1,022	808,212
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 6.85%, 05/25/60(a)(b)	7,610	3,627,470
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60	3,835	3,669,797
Series 2020-3, Class M1, 4.75%, 04/26/60	5,672	5,497,025
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(a)	1,225	958,387
TVC DSCR(e)
Series 21-1, 0.00%, 02/01/51	1,323	1,147,132
Series 21-1, Class A, 2.39%, 02/01/51(a)	5,291	4,832,213
Verus Securitization Trust(a)(b)
Series 2020-5, Class B1, 3.71%, 05/25/65	2,400	2,050,657
Series 2020-5, Class B2, 4.71%, 05/25/65	1,400	1,215,417
Series 2021-R2, Class B1, 3.25%, 02/25/64	2,735	2,016,068
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 5.90%, 07/25/47(b)	1,106	872,412
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class XA, 1.41%, 05/15/52(b)	22,445	1,147,657

Total Non-Agency Mortgage-Backed Securities — 4.9% (Cost: $102,202,916)		94,325,517

	Benefical Interest (000)

Other Interests

Canada — 0.2%
Sprott Private Resource Streaming(e)(t)	USD 4,640	3,999,216

Total Other Interests — 0.2% (Cost: $4,681,796)		3,999,216

Security	Par (000)	Value

Preferred Securities

Capital Trusts — 0.1%(b)
Mexico — 0.0%
Banco Mercantil del Norte SA, 6.75%(a)(n)	USD 501	497,712

United States — 0.1%
Edison International, 7.88%, 06/15/54	155	159,236
Paramount Global, 6.38%, 03/30/62	1,001	924,898

		1,084,134

		1,581,846

	Shares

Preferred Stocks — 3.5%

China — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,390,747)(e)(f)(g)	40,071	6,411,360

Finland — 0.2%
Aiven, Series D(e)(f)	37,890	2,611,000

Germany — 0.2%
Dr Ing hc F Porsche AG(a)	19,136	1,903,224
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $4,145,649)(e)(f)(g)	780	2,154,012

		4,057,236

Israel(e)(f)(g) — 0.2%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $2,130,236)	350,490	1,654,313
Series D-4, (Acquired 09/20/22, Cost: $2,188,898)	310,467	1,682,731

		3,337,044

United Kingdom — 0.1%
10X future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $3,926,032)(e)(f)(g)	114,500	2,211,097

United States(f) — 2.5%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $1,800,187)(e)(g)	3,333	565,510
Bright Machines, Series C(e)	1,457,958	3,990,045
Cap Hill Brands(e)	1,185,824	284,598
Caresyntax, Inc.(e)
Series C-2	12,214	1,167,903
Series C3	1,759	142,198
Clarify Health(e)	345,315	2,178,938
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(e)(g)	40,470	3,290,616
Dream Finders Homes, Inc., 9.00%(e)	10,172	9,777,835
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(e)(g)	253,147	729,063
GM Cruise Holdings LLC, Class G, (Acquired 03/25/21, Cost: $1,886,159)(e)(g)	71,581	644,945
Insight M, Inc., Series D(e)	1,942,003	665,719

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Jumpcloud, Inc.(e)(g)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	$2,667,264
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	175,435
Lessen Holdings, Inc., Preference Shares(e)	514,906	3,223,312
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,353,207)(e)(g)	58,924	793,706
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(e)(g)	196,272	714,430
NYCB Pipe, Series C, (Acquired 03/07/24, Cost: $1,834,000), 13.00%(g)	917	1,834,000
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(e)(g)	36,048	1,076,754
RapidSOS, Series C-1(e)	1,707,127	1,604,699
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(e)(g)	35,677	755,282
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(e)(g)	13,158	889,876
SCI PH Parent, Inc., Series F, (Acquired 02/10/23, Cost: $1,183,000), 12/31/79(e)(g)(l)	1,183	1,126,299
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(e)(g)	45,203	344,447
Ursa Major Technologies, Inc.(e)(g)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	888,685
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	113,141
Verge Genomics, Inc.(e)(g)
Series B, (Acquired 11/05/21, Cost: $1,626,608)	305,363	1,975,699
Series C, (Acquired 09/06/23, Cost: $259,904)	36,142	260,222
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,906,958), 10/07/32(e)(g)(l)	1,681,498	6,019,763
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $271,491)(e)(g)	6,628	148,467

		48,048,851

		66,676,588

Total Preferred Securities — 3.6% (Cost: $82,623,271)		68,258,434

	Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.36%, 12/25/29(b)	USD 18,250	946,845

Mortgage-Backed Securities(u) — 8.8%
Uniform Mortgage-Backed Securities
3.00%, 04/11/54	9,557	8,220,793
3.50%, 04/11/54	74,731	66,875,090

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 04/11/54	USD 86,126	$82,011,418
5.50%, 04/11/54	11,500	11,442,917

		168,550,218

Total U.S. Government Sponsored Agency Securities — 8.8% (Cost: $170,187,456)		169,497,063

U.S. Treasury Obligations
U.S. Treasury Notes, 4.63%, 09/30/28(v)(w)	6,848	6,946,606

Total U.S. Treasury Obligations — 0.4% (Cost: $6,779,968)		6,946,606

	Shares

Warrants

Brazil — 0.0%
Lavoro Ltd., Class A, (Issued 12/27/22, Exercisable
12/27/23, 1 Share for 1 Warrant, Expires
12/27/27, Strike Price USD 11.50)(f)	25,681	12,284

Israel(f) — 0.0%
Deep Instinct Ltd., Series C, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(g)	21,889	3,283
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	8,959	403

		3,686

United Kingdom — 0.0%
10X future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Expires 11/17/30, Strike Price GBP 0.01)(e)(f)(g)	137,950	238,536

United States(f) — 0.2%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 0.01 Shares for 1 Warrant, Expires 06/03/26, Strike Price USD 1,150.00)	33,630	3
Caresyntax, Inc., (Exercisable 06/30/23, 1 Share for 1 Warrant, Expires 06/21/33, Strike Price USD 0.01)(e)	1,386	132,515
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	74,120	2,994
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	44,352	—
CXApp, Inc., Class A, (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	184,015	28,412
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	40,220	7,602

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)	5,990	$31,867
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(e)	19,736	48,353
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(e)	173,677	824,966
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	199
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Sharefor 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	10,196	103
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	82,174	82
New York Community Bancorp, Inc. Series C, PIPE, Series D, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(g)	550	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	60,706	194
Palladyne AI Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	68,671	3,502
Pear Therapeutics, Inc., (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 12/03/26, Strike Price USD 11.50)(e)	9,900	—
RapidSOS, (Expires 12/13/33, Strike Price USD 0.01)(e)	946,544	880,286
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	25,291	1,290
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(e)	126,000	1
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)	207,248	630,034
Volato Group, Inc., (Acquired 12/03/23, Cost: $48,765), (Expires 12/03/28, Strike Price USD 11.50)(e)(g)	48,765	5,364

		2,597,767

Total Warrants — 0.2% (Cost: $833,650)		2,852,273

Total Long-Term Investments — 101.3% (Cost: $1,791,194,577)		1,946,165,829

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(r)(x)	98,453,645	98,453,645

Security	Par (000)	Value

U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 5.42%, 05/09/24(s)	USD 309	307,281

Total Short-Term Securities — 5.2% (Cost: $98,760,947)		98,760,926

Options Purchased — 0.3% (Cost: $8,050,688)		6,949,676

Total Investments Before Options Written — 106.8% (Cost: $1,898,006,212)		2,051,876,431

Options Written — (0.2)% (Premiums Received: $(4,206,421))		(3,814,116)

Total Investments, Net of Options Written — 106.6% (Cost: $1,893,799,791)		2,048,062,315
Liabilities in Excess of Other Assets — (6.6)%		(125,945,054)

Net Assets — 100.0%		$1,922,117,261

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $69,320,882, representing 3.6% of its net assets as of period end, and an original cost of $77,923,824.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	All or a portion of the security is held by a wholly-owned subsidiary.
(j)	Investment does not issue shares.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Perpetual security with no stated maturity date.
(o)	Convertible security.
(p)	Zero-coupon bond.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Affiliate of the Trust.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)	Represents or includes a TBA transaction.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)	Annualized 7-day yield as of period end.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$78,480,297	$19,973,348	(a)	$—	$—	$—	$98,453,645	98,453,645	$1,355,817	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,160,152	—		—	—	(65,414)	4,094,738	37,594	29,392	—
iShares JP Morgan USD Emerging Markets Bond ETF	6,337,064	—		—	—	43,405	6,380,469	71,155	53,578	—
iShares MSCI Brazil ETF	813,554	—		—	—	(59,108)	754,446	23,271	—	—
iShares Russell 2000 ETF	1,966,958	—		—	—	93,982	2,060,940	9,800	5,117	—
iShares Russell Mid-Cap Growth ETF	416,378	—		—	—	38,584	454,962	3,986	471	—

					$—	$51,449	$112,199,200		$1,444,375	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	738	06/06/24	$ 94,150	$309,758
Euro Bund	390	06/06/24	56,120	395,107
Euro-Schatz	109	06/06/24	12,430	(1,858)
OSE Nikkei 225	54	06/13/24	14,402	193,910
U.S. Long Bond	220	06/18/24	26,496	557,138
Ultra U.S. Treasury Bond	47	06/18/24	6,063	67,716
Euro Stoxx Banks Index	100	06/21/24	731	55,658
MSCI Emerging Markets Index	14	06/21/24	734	(7,090)
NASDAQ 100 E-Mini Index	26	06/21/24	9,607	133,713
Long Gilt	43	06/26/24	5,424	104,879
5-Year U.S. Treasury Note	2,355	06/28/24	252,022	(69,150)
Carbon Emissions(a)	9	12/16/24	600	(87,173)

				1,652,608

Short Contracts
30-Year Euro Buxl Bond	21	06/06/24	3,077	(57,564)
Euro BTP	265	06/06/24	34,024	(489,110)
Euro OAT	17	06/06/24	2,351	(13,587)
10-Year Japanese Government Treasury Bonds	40	06/13/24	38,547	(93,996)
10-Year U.S. Treasury Note	536	06/18/24	59,387	(151,657)
10-Year U.S. Ultra Long Treasury Note	2,074	06/18/24	237,700	(2,231,095)
E-mini Russell 2000 Index	42	06/21/24	4,506	(101,621)
Euro Stoxx 50 Index	141	06/21/24	7,683	(173,247)
S&P 500 E-Mini Index	386	06/21/24	102,454	(2,037,110)
2-Year U.S. Treasury Note	1,393	06/28/24	284,847	267,238

				(5,081,749)

				$(3,429,141)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	187,039	EUR	171,331	Citibank N.A.	05/16/24	$1,882
USD	146,241	EUR	133,078	JPMorgan Chase Bank N.A.	05/16/24	2,424
USD	219,710	EUR	199,940	JPMorgan Chase Bank N.A.	05/16/24	3,635
USD	371,024	EUR	337,641	JPMorgan Chase Bank N.A.	05/16/24	6,136
USD	420,391	EUR	382,556	JPMorgan Chase Bank N.A.	05/16/24	6,964
USD	543,591	EUR	494,718	JPMorgan Chase Bank N.A.	05/16/24	8,951
USD	2,432,021	EUR	2,213,362	JPMorgan Chase Bank N.A.	05/16/24	40,045
CHF	218,193	USD	242,854	Deutsche Bank AG	06/20/24	1,186
CHF	245,118	USD	273,914	State Street Bank and Trust Co.	06/20/24	241
GBP	367,020	USD	462,772	Deutsche Bank AG	06/20/24	654
JPY	51,200,987	USD	342,079	HSBC Bank PLC	06/20/24	257
MXN	20,246,003	USD	1,190,066	Barclays Bank PLC	06/20/24	12,747
MXN	28,638,417	USD	1,676,450	Barclays Bank PLC	06/20/24	24,956
USD	5,930,790	AUD	8,960,961	JPMorgan Chase Bank N.A.	06/20/24	78,571
USD	930,738	BRL	4,671,186	Goldman Sachs International	06/20/24	6,263
USD	8,821,235	CAD	11,891,208	Citibank N.A.	06/20/24	32,575
USD	8,846,284	CHF	7,684,301	Deutsche Bank AG	06/20/24	251,708
USD	25,796,076	CHF	22,423,639	Deutsche Bank AG	06/20/24	716,153
USD	11,211,108	CNH	80,002,465	JPMorgan Chase Bank N.A.	06/20/24	155,153
USD	1,458,005	DKK	9,903,929	JPMorgan Chase Bank N.A.	06/20/24	19,839
USD	41,786,255	EUR	38,099,771	Citibank N.A.	06/20/24	552,552
USD	384,175	EUR	351,557	Deutsche Bank AG	06/20/24	3,700
USD	590,546	EUR	537,592	Deutsche Bank AG	06/20/24	8,734
USD	157,827,772	EUR	143,927,328	JPMorgan Chase Bank N.A.	06/20/24	2,061,568
USD	369,545	EUR	337,125	UBS AG	06/20/24	4,689
USD	2,181,106	GBP	1,704,703	Barclays Bank PLC	06/20/24	28,627
USD	615,429	GBP	479,664	Deutsche Bank AG	06/20/24	9,770
USD	62,257,158	GBP	48,665,498	Deutsche Bank AG	06/20/24	808,641
USD	262,302	GBP	205,653	UBS AG	06/20/24	2,631
USD	23,253,123	HKD	181,428,222	State Street Bank and Trust Co.	06/20/24	20,743
USD	1,926,919	IDR	30,029,205,185	BNP Paribas SA	06/20/24	39,125
USD	206,869	JPY	30,929,392	Deutsche Bank AG	06/20/24	71
USD	817,268	JPY	119,004,154	Deutsche Bank AG	06/20/24	21,591
USD	365,082	JPY	52,851,379	HSBC Bank PLC	06/20/24	11,711
USD	1,247,927	JPY	181,602,571	HSBC Bank PLC	06/20/24	33,709
USD	10,209,612	JPY	1,485,100,319	JPMorgan Chase Bank N.A.	06/20/24	280,041
USD	55,891,067	JPY	8,132,174,231	JPMorgan Chase Bank N.A.	06/20/24	1,518,311
USD	324,748	JPY	47,286,498	Morgan Stanley & Co. International PLC	06/20/24	8,584
USD	752,651	JPY	109,629,441	UBS AG	06/20/24	19,654
USD	179,070	NOK	1,881,150	HSBC Bank PLC	06/20/24	5,473
USD	409,688	SEK	4,178,345	HSBC Bank PLC	06/20/24	18,073
USD	1,867,577	SEK	19,039,884	Morgan Stanley & Co. International PLC	06/20/24	83,066

						6,911,404

AUD	359,275	USD	236,456	Citibank N.A.	06/20/24	(1,821)
CHF	1,011,872	USD	1,155,298	Citibank N.A.	06/20/24	(23,560)
CHF	1,273,126	USD	1,465,450	Deutsche Bank AG	06/20/24	(41,510)
CHF	139,214	USD	157,699	JPMorgan Chase Bank N.A.	06/20/24	(1,993)
CHF	634,812	USD	731,352	Morgan Stanley & Co. International PLC	06/20/24	(21,341)
CHF	874,380	USD	982,910	Morgan Stanley & Co. International PLC	06/20/24	(4,952)
CHF	241,502	USD	276,214	State Street Bank and Trust Co.	06/20/24	(6,104)
CHF	378,236	USD	425,346	State Street Bank and Trust Co.	06/20/24	(2,304)
CHF	463,955	USD	532,114	State Street Bank and Trust Co.	06/20/24	(13,199)
CHF	656,951	USD	738,748	State Street Bank and Trust Co.	06/20/24	(3,975)
CHF	133,844	USD	152,304	UBS AG	06/20/24	(2,605)
CHF	1,018,970	USD	1,170,958	UBS AG	06/20/24	(31,282)
EUR	329,635	USD	361,561	HSBC Bank PLC	06/20/24	(4,811)
EUR	223,325	USD	243,054	Morgan Stanley & Co. International PLC	06/20/24	(1,360)
EUR	540,178	USD	587,266	UBS AG	06/20/24	(2,655)
EUR	16,989,301	USD	18,628,174	UBS AG	06/20/24	(241,402)
GBP	178,480	USD	225,782	UBS AG	06/20/24	(420)
HKD	937,773	USD	120,204	HSBC Bank PLC	06/20/24	(119)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	1,753,842	USD	224,778	HSBC Bank PLC	06/20/24	$(194)
INR	147,168,449	USD	1,771,658	BNP Paribas SA	06/20/24	(10,975)
JPY	557,397,177	USD	3,754,730	Goldman Sachs International	06/20/24	(27,901)
JPY	122,355,455	USD	846,036	HSBC Bank PLC	06/20/24	(27,952)
JPY	179,426,324	USD	1,202,372	HSBC Bank PLC	06/20/24	(2,705)
THB	65,512,462	EUR	1,681,143	Citibank N.A.	06/20/24	(12,285)
ZAR	33,715,234	USD	1,791,355	Deutsche Bank AG	06/20/24	(22,655)

						(510,080)

						$6,401,324

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	1,000	04/05/24	USD	529.00	USD	52,307	$81,000
SPDR S&P 500 ETF Trust	816	04/05/24	USD	527.00	USD	42,683	113,424
SPDR S&P 500 ETF Trust	998	04/05/24	USD	530.00	USD	52,202	59,880
SPDR S&P 500 ETF Trust	816	04/12/24	USD	528.00	USD	42,683	207,672
SPX Volatility Index	224	04/17/24	USD	20.00	USD	291	4,928
Adobe, Inc.	49	04/19/24	USD	590.00	USD	2,473	1,421
Amazon.com, Inc.	298	04/19/24	USD	180.00	USD	5,375	128,885
Amazon.com, Inc.	217	04/19/24	USD	185.00	USD	3,914	47,197
AstraZeneca PLC	294	04/19/24	USD	67.50	USD	1,992	43,218
BMW AG	134	04/19/24	EUR	110.00	EUR	1,433	16,191
Costco Wholesale Corp.	27	04/19/24	USD	735.00	USD	1,978	28,890
Daimler AG	216	04/19/24	EUR	75.00	EUR	1,594	21,089
Deckers Outdoor Corp.	4	04/19/24	USD	900.00	USD	377	21,040
Deckers Outdoor Corp.	11	04/19/24	USD	960.00	USD	1,035	17,710
Delta Air Lines, Inc.	309	04/19/24	USD	45.00	USD	1,479	108,150
Exxon Mobil Corp.	201	04/19/24	USD	105.00	USD	2,336	228,637
iShares China Large-Cap ETF	1,666	04/19/24	USD	26.00	USD	4,010	14,161
Las Vegas Sands Corp.	135	04/19/24	USD	57.50	USD	698	2,025
Merck & Co., Inc.	125	04/19/24	USD	125.00	USD	1,649	93,750
Merck & Co., Inc.	176	04/19/24	USD	130.00	USD	2,322	59,400
Meta Platforms, Inc., Class A	60	04/19/24	USD	495.00	USD	2,913	55,800
Micron Technology, Inc.	98	04/19/24	USD	95.00	USD	1,155	226,625
Microsoft Corp.	91	04/19/24	USD	440.00	USD	3,829	13,241
Microsoft Corp.	49	04/19/24	USD	425.00	USD	2,062	26,583
Norfolk Southern Corp.	40	04/19/24	USD	270.00	USD	1,019	3,600
Novo Nordisk A/S, ADR, Class B	197	04/19/24	USD	140.00	USD	2,529	8,176
NVIDIA Corp.	88	04/19/24	USD	840.00	USD	7,951	690,360
NVIDIA Corp.	59	04/19/24	USD	820.00	USD	5,331	556,075
NVIDIA Corp.	89	04/19/24	USD	900.00	USD	8,042	365,567
Paramount Global, Class B	140	04/19/24	USD	15.00	USD	165	1,260
PNC Financial Services Group, Inc.	107	04/19/24	USD	160.00	USD	1,729	52,430
Salesforce, Inc.	79	04/19/24	USD	320.00	USD	2,379	11,297
Salesforce, Inc.	35	04/19/24	USD	330.00	USD	1,054	1,995
Uber Technologies, Inc.	305	04/19/24	USD	80.00	USD	2,348	39,802
Wells Fargo & Co.	888	04/19/24	USD	60.00	USD	5,147	66,156
Wynn Resorts Ltd.	54	04/19/24	USD	110.00	USD	552	2,538
Adobe, Inc.	15	05/17/24	USD	600.00	USD	757	1,778
Adobe, Inc.	29	05/17/24	USD	540.00	USD	1,463	24,578
Advanced Micro Devices, Inc.	46	05/17/24	USD	200.00	USD	830	31,625
Amazon.com, Inc.	295	05/17/24	USD	190.00	USD	5,321	157,825
Bank of America Corp.	317	05/17/24	USD	39.00	USD	1,202	28,847
Caterpillar, Inc.	64	05/17/24	USD	380.00	USD	2,345	59,360
CF Industries Holdings, Inc.	194	05/17/24	USD	92.50	USD	1,614	15,035
Chevron Corp.	126	05/17/24	USD	165.00	USD	1,988	23,499
ConocoPhillips	146	05/17/24	USD	130.00	USD	1,858	45,260

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Costco Wholesale Corp.	14	05/17/24	USD	825.00	USD	1,026	$1,589
D.R. Horton, Inc.	62	05/17/24	USD	165.00	USD	1,020	48,980
D.R. Horton, Inc.	35	05/17/24	USD	155.00	USD	576	48,475
Danaher Corp.	58	05/17/24	USD	270.00	USD	1,448	13,050
Dexcom, Inc.	98	05/17/24	USD	120.00	USD	1,359	198,450
Edwards Lifesciences Corp.	147	05/17/24	USD	100.00	USD	1,405	38,955
Eli Lilly & Co.	30	05/17/24	USD	760.00	USD	2,334	148,725
Eli Lilly & Co.	7	05/17/24	USD	820.00	USD	545	15,803
Freeport-McMoRan, Inc.	390	05/17/24	USD	48.00	USD	1,834	86,775
Oracle Corp.	148	05/17/24	USD	135.00	USD	1,859	14,282
Paramount Global, Class B	79	05/17/24	USD	16.00	USD	93	1,936
Salesforce, Inc.	79	05/17/24	USD	330.00	USD	2,379	20,619
Shell PLC	27	05/17/24	GBP	26.25	GBP	709	26,581
Walt Disney Co.	524	05/17/24	USD	130.00	USD	6,412	146,720
Nikkei 225 Index	27	06/14/24	JPY	41,500.00	JPY	1,084,538	137,336
Crowdstrike Holdings, Inc., Class A	23	06/21/24	USD	360.00	USD	737	34,558
Edwards Lifesciences Corp.	146	06/21/24	USD	100.00	USD	1,395	54,750
JPMorgan Chase & Co.	545	06/21/24	USD	210.00	USD	10,916	212,550
Lam Research Corp.	9	06/21/24	USD	1,060.00	USD	874	34,673
Meta Platforms, Inc., Class A	69	06/21/24	USD	500.00	USD	3,351	222,007
Novo Nordisk A/S, ADR	199	06/21/24	USD	130.00	USD	2,555	152,732
Walmart, Inc.	144	06/21/24	USD	65.00	USD	866	7,416
Sabre Corp.	173	07/19/24	USD	4.50	USD	42	1,038
Sabre Corp.	138	07/19/24	USD	3.50	USD	33	1,863
Apple, Inc.	496	08/16/24	USD	220.00	USD	8,505	30,008

							5,507,851

Put
Alphabet, Inc., Class C	236	04/19/24	USD	130.00	USD	3,593	2,360
iShares Russell 2000 ETF	51	04/19/24	USD	198.00	USD	1,073	2,703
SPDR S&P 500 ETF Trust	1,468	04/19/24	USD	485.00	USD	76,787	55,050
Tesla, Inc.	106	04/19/24	USD	170.00	USD	1,863	70,225
3-Month SOFR Future	1,889	05/10/24	USD	94.75	USD	447,953	70,837
Abbott Laboratories	175	05/17/24	USD	105.00	USD	1,989	15,138
DAX Index	204	05/17/24	EUR	17,300.00	EUR	18,862	56,672
Tesla, Inc.	41	05/17/24	USD	190.00	USD	721	87,535
iShares iBoxx $ High Yield Corporate Bond ETF	258	06/21/24	USD	76.00	USD	2,005	69,273

							429,793

							$5,937,644

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
USD Currency	Up-and-out	Bank of America N.A.	—	05/01/24	JPY	152.50	JPY	156.5	USD	4,171	$7,812

Put
EUR Currency	One Touch	Bank of America N.A.	—	04/12/24	USD	1.06	USD	1.06	EUR	414	23,496

											$31,308

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	HSBC Bank PLC	08/21/24	CNH	8.50	USD	51,044	$4,186

Put
EUR Currency	BNP Paribas SA	05/02/24	USD	1.08	EUR	10,192	54,395
EUR Currency	Deutsche Bank AG	05/09/24	MXN	18.30	EUR	4,110	78,126
EUR Currency	Bank of America N.A.	05/30/24	USD	1.08	EUR	8,580	54,954

							187,475

							$191,661

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Call
Dual Binary Option payout at expiry if USD JPY >= 154.25 and JPY 10-year swap > 1.25%	Bank of America N.A.	285,100	04/08/24	USD	43,977	$12,201
Dual Binary Option payout at expiry if USD JPY >= 154.25 and JPY 10-year swap > 1.27%	Bank of America N.A.	285,100	05/08/24	USD	43,977	43,374

						$55,575

(a)	Option only pays if both terms are met on the expiration date.

OTC Credit Default Swaptions Purchased

	Paid by the Trust	Received by the Trust			Expiration Date	Credit Rating	Exercise Price		Notional Amount (000)(a)		Value
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	iTraxx.XO.41.V1	Quarterly	Morgan Stanley & Co. International PLC	04/17/24	—	EUR	337.50	EUR	1,765	$1,843
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	BNP Paribas SA	04/17/24	—	USD	105.00	USD	1,940	721
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Goldman Sachs International	04/17/24	—	USD	105.00	USD	1,550	576
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	iTraxx.XO.41.V1	Quarterly	Morgan Stanley & Co. International PLC	05/15/24	—	EUR	350.00	EUR	2,160	6,314
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	iTraxx.XO.41.V1	Quarterly	Goldman Sachs International	05/15/24	—	EUR	350.00	EUR	1,775	5,188
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Goldman Sachs International	05/15/24	—	USD	104.50	USD	1,570	2,117
Bought Protection on 5-Year Credit Default Swap, 12/20/28	1.00%	iTraxx.EUR.40.V1	Quarterly	Deutsche Bank AG	06/19/24	—	EUR	67.50	EUR	5,905	3,944
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	iTraxx.XO.40.V1	Quarterly	Deutsche Bank AG	06/19/24	—	EUR	400.00	EUR	1,968	6,726

											$27,429

(a)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 05/30/34	1-Day SOFR, 5.34%	Annual	3.67%	Annual	Citibank N.A.	05/28/24	3.67%	USD	12,763	$82,690
1-Year Interest Rate Swap, 05/30/25	1-Day SOFR, 5.34%	Semi-Annual	3.65%	Semi-Annual	Goldman Sachs International	05/28/24	3.65	USD	30,153	73,948
	6-mo.
2-Year Interest Rate Swap, 05/30/26	EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	JPMorgan Chase Bank N.A.	05/28/24	2.85	EUR	24,275	26,307
1-Year Interest Rate Swap, 05/31/25	1-Day SOFR, 5.34%	Semi-Annual	3.60%	Semi-Annual	Goldman Sachs International	05/29/24	3.60	USD	30,153	65,182
	6-mo.
2-Year Interest Rate Swap, 06/05/26	EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	Goldman Sachs International	06/03/24	2.85	EUR	24,447	31,515
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 5.34%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	39,747	218,160
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 5.34%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	25,256	208,257

										$706,059

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	816	04/05/24	USD	535.00	USD	42,683	$(7,752)
SPDR S&P 500 ETF Trust	1,000	04/05/24	USD	536.00	USD	52,307	(6,500)
SPDR S&P 500 ETF Trust	816	04/12/24	USD	538.00	USD	42,683	(30,192)
SPX Volatility Index	224	04/17/24	USD	35.00	USD	291	(1,568)
Advanced Micro Devices, Inc.	99	04/19/24	USD	250.00	USD	1,787	(743)
Eli Lilly & Co.	6	04/19/24	USD	700.00	USD	467	(49,500)
Exxon Mobil Corp.	201	04/19/24	USD	115.00	USD	2,336	(55,777)
iShares China Large-Cap ETF	1,666	04/19/24	USD	28.00	USD	4,010	(3,332)
Merck & Co., Inc.	176	04/19/24	USD	135.00	USD	2,322	(15,312)
Micron Technology, Inc.	195	04/19/24	USD	105.00	USD	2,299	(260,812)
NVIDIA Corp.	118	04/19/24	USD	980.00	USD	10,662	(168,740)
NVIDIA Corp.	79	04/19/24	USD	850.00	USD	7,138	(562,677)
NVIDIA Corp.	89	04/19/24	USD	1,050.00	USD	8,042	(48,727)
Uber Technologies, Inc.	305	04/19/24	USD	95.00	USD	2,348	(1,373)
Caterpillar, Inc.	64	05/17/24	USD	410.00	USD	2,345	(15,904)
CF Industries Holdings, Inc.	194	05/17/24	USD	100.00	USD	1,614	(3,880)
Dexcom, Inc.	98	05/17/24	USD	135.00	USD	1,359	(104,370)
Eli Lilly & Co.	30	05/17/24	USD	840.00	USD	2,334	(50,625)
Freeport-McMoRan, Inc.	390	05/17/24	USD	55.00	USD	1,834	(21,060)
NVIDIA Corp.	68	05/17/24	USD	1,100.00	USD	6,144	(88,060)
Valero Energy Corp.	68	05/17/24	USD	185.00	USD	1,161	(18,156)
Nikkei 225 Index	27	06/14/24	JPY	44,000.00	JPY	1,084,538	(38,347)
JPMorgan Chase & Co.	545	06/21/24	USD	230.00	USD	10,916	(36,787)

							(1,590,194)

Put
Adobe, Inc.	49	04/19/24	USD	500.00	USD	2,473	(45,202)
BMW AG	134	04/19/24	EUR	100.00	EUR	1,433	(3,470)
Daimler AG	54	04/19/24	EUR	65.00	EUR	399	(320)
Deckers Outdoor Corp.	4	04/19/24	USD	800.00	USD	377	(470)
Deckers Outdoor Corp.	11	04/19/24	USD	850.00	USD	1,035	(2,805)
Exxon Mobil Corp.	201	04/19/24	USD	95.00	USD	2,336	(302)
iShares Russell 2000 ETF	51	04/19/24	USD	180.00	USD	1,073	(536)
Las Vegas Sands Corp.	135	04/19/24	USD	50.00	USD	698	(10,935)
Norfolk Southern Corp.	40	04/19/24	USD	240.00	USD	1,019	(4,900)
PNC Financial Services Group, Inc.	107	04/19/24	USD	130.00	USD	1,729	(1,070)
Salesforce, Inc.	35	04/19/24	USD	290.00	USD	1,054	(8,645)
SPDR S&P 500 ETF Trust	1,468	04/19/24	USD	475.00	USD	76,787	(41,838)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Tesla, Inc.	106	04/19/24	USD	145.00	USD	1,863	$(11,289)
Wells Fargo & Co.	178	04/19/24	USD	55.00	USD	1,032	(8,277)
Wynn Resorts Ltd.	54	04/19/24	USD	95.00	USD	552	(2,565)
Adobe, Inc.	15	05/17/24	USD	520.00	USD	757	(39,937)
Adobe, Inc.	29	05/17/24	USD	450.00	USD	1,463	(8,947)
Advanced Micro Devices, Inc.	46	05/17/24	USD	170.00	USD	830	(35,535)
Amazon.com, Inc.	236	05/17/24	USD	150.00	USD	4,257	(21,358)
Bank of America Corp.	317	05/17/24	USD	34.00	USD	1,202	(6,023)
Caterpillar, Inc.	64	05/17/24	USD	310.00	USD	2,345	(8,288)
Costco Wholesale Corp.	14	05/17/24	USD	725.00	USD	1,026	(18,550)
D.R. Horton, Inc.	62	05/17/24	USD	135.00	USD	1,020	(2,790)
D.R. Horton, Inc.	35	05/17/24	USD	125.00	USD	576	(1,225)
Danaher Corp.	117	05/17/24	USD	230.00	USD	2,922	(26,325)
DAX Index	204	05/17/24	EUR	16,300.00	EUR	18,862	(26,245)
Edwards Lifesciences Corp.	74	05/17/24	USD	80.00	USD	707	(2,405)
Eli Lilly & Co.	7	05/17/24	USD	720.00	USD	545	(9,993)
Freeport-McMoRan, Inc.	195	05/17/24	USD	40.00	USD	917	(6,728)
Oracle Corp.	89	05/17/24	USD	115.00	USD	1,118	(5,963)
Salesforce, Inc.	79	05/17/24	USD	270.00	USD	2,379	(13,430)
Walt Disney Co.	262	05/17/24	USD	110.00	USD	3,206	(31,178)
Nikkei 225 Index	27	06/14/24	JPY	37,000.00	JPY	1,084,538	(73,127)
Crowdstrike Holdings, Inc., Class A	23	06/21/24	USD	290.00	USD	737	(29,555)
Edwards Lifesciences Corp.	146	06/21/24	USD	80.00	USD	1,395	(9,490)
iShares iBoxx $ High Yield Corporate Bond ETF	516	06/21/24	USD	74.00	USD	4,011	(9,030)
Lam Research Corp.	9	06/21/24	USD	820.00	USD	874	(12,803)
Meta Platforms, Inc., Class A	69	06/21/24	USD	370.00	USD	3,351	(25,875)
Walmart, Inc.	144	06/21/24	USD	55.00	USD	866	(5,832)

							(573,256)

							$(2,163,450)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Bank of America N.A.	05/30/24	USD	1.11	USD	8,580	$(15,800)

Put
EUR Currency	BNP Paribas SA	05/02/24	USD	1.05	USD	10,192	(7,279)
EUR Currency	HSBC Bank PLC	05/09/24	MXN	18.30	MXN	4,110	(78,126)
EUR Currency	Bank of America N.A.	05/30/24	USD	1.05	USD	8,580	(11,256)

							(96,661)

							$(112,461)

OTC Credit Default Swaptions Written

	Paid by the Trust	Received by the Trust			Expiration Date	Credit Rating(a)	Exercise Price		Notional Amount (000)(b)		Value
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/29	iTraxx.XO.41.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	04/17/24	N/R	EUR	400.00	EUR	1,765	$(732)
Sold Protection on 5-Year Credit Default Swap, 06/20/29	iTraxx.XO.41.V1	5.00%	Quarterly	Goldman Sachs International	05/15/24	N/R	EUR	450.00	EUR	1,775	(1,646)

											$(2,378)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 05/30/25	3.40%	Semi-Annual	1-Day SOFR, 5.34%	Semi-Annual	Goldman Sachs International	05/28/24	3.40%	USD	30,153	$(35,884)
			6-mo.
2-Year Interest Rate Swap, 05/30/26	2.30%	Annual	EURIBOR, 3.85%	Semi-Annual	JPMorgan Chase Bank N.A.	05/28/24	2.30	EUR	24,275	(1,933)
1-Year Interest Rate Swap, 05/31/25	3.25%	Semi-Annual	1-Day SOFR, 5.34%	Semi-Annual	Goldman Sachs International	05/29/24	3.25	USD	30,153	(23,215)
			6-mo.
2-Year Interest Rate Swap, 06/05/26	2.30%	Annual	EURIBOR, 3.85%	Semi-Annual	Goldman Sachs International	06/03/24	2.30	EUR	24,447	(2,740)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 5.34%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	39,747	(77,941)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	01/23/25	2.25	USD	25,257	(47,953)

										(189,666)

Put
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.34%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40	USD	32,088	(90,120)
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.34%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40	USD	11,737	(32,962)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	16,044	(35,019)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	5,164	(11,271)
2-Year Interest Rate Swap, 04/07/26	1-Day SOFR, 5.34%	Annual	4.45%	Annual	Goldman Sachs International	04/05/24	4.45	USD	16,044	(33,134)
5-Year Interest Rate Swap, 04/07/29	1-Day SOFR, 5.34%	Annual	4.05%	Annual	Goldman Sachs International	04/05/24	4.05	USD	16,044	(22,639)
2-Year Interest Rate Swap, 04/18/26	1-Day SOFR, 5.34%	Annual	4.05%	Annual	Deutsche Bank AG	04/16/24	4.05	USD	25,216	(221,570)
5-Year Interest Rate Swap, 04/18/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	04/16/24	4.00	USD	25,216	(87,661)
2-Year Interest Rate Swap, 04/24/26	1-Day SOFR, 5.34%	Annual	4.30%	Annual	Deutsche Bank AG	04/22/24	4.30	USD	30,249	(132,889)
5-Year Interest Rate Swap, 04/24/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	04/22/24	4.00	USD	12,604	(49,300)
	6-mo.
5-Year Interest Rate Swap, 04/28/29	EURIBOR, 3.85%	Semi-Annual	2.90%	Annual	JPMorgan Chase Bank N.A.	04/26/24	2.90	EUR	17,653	(8,561)
5-Year Interest Rate Swap, 05/04/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	05/02/24	4.00	USD	25,231	(112,533)
2-Year Interest Rate Swap, 05/08/26	1-Day SOFR, 5.34%	Annual	4.50%	Annual	Goldman Sachs International	05/06/24	4.50	USD	25,254	(50,892)
2-Year Interest Rate Swap, 05/24/26	1-Day SOFR, 5.34%	Annual	4.75%	Annual	Deutsche Bank AG	05/22/24	4.75	USD	51,134	(34,831)
1-Year Interest Rate Swap, 05/30/25	1-Day SOFR, 5.34%	Semi-Annual	4.15%	Semi-Annual	Goldman Sachs International	05/28/24	4.15	USD	30,153	(26,592)
	6-mo.
2-Year Interest Rate Swap, 05/30/26	EURIBOR, 3.85%	Semi-Annual	3.50%	Annual	JPMorgan Chase Bank N.A.	05/28/24	3.50	EUR	24,275	(2,887)
1-Year Interest Rate Swap, 05/31/25	1-Day SOFR, 5.34%	Semi-Annual	4.10%	Semi-Annual	Goldman Sachs International	05/29/24	4.10	USD	30,153	(33,038)
	6-mo.
2-Year Interest Rate Swap, 06/05/26	EURIBOR, 3.85%	Semi-Annual	3.50%	Annual	Goldman Sachs International	06/03/24	3.50	EUR	24,447	(3,506)
	6-mo.
5-Year Interest Rate Swap, 06/09/29	EURIBOR, 3.85%	Semi-Annual	2.87%	Annual	Goldman Sachs International	06/07/24	2.87	EUR	12,874	(24,051)
2-Year Interest Rate Swap, 07/20/26	1-Day SOFR, 5.34%	Annual	4.37%	Annual	Deutsche Bank AG	07/18/24	4.37	USD	49,641	(182,054)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put (continued)
5-Year Interest Rate Swap, 07/20/29	1-Day SOFR, 5.34%	Annual	4.17%	Annual	Citibank N.A.	07/18/24	4.17%	USD	17,696	$(88,741)
2-Year Interest Rate Swap, 11/23/26	1-Day SOFR, 5.34%	Annual	5.00%	Annual	JPMorgan Chase Bank N.A.	11/21/24	5.00	USD	50,148	(61,910)

										(1,346,161)

										$(1,535,827)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.38.V2	5.00%	Quarterly	12/20/27	EUR 4,590	$(475,838)	$67,472	$(543,310)
iTraxx.EUR.40.V1	1.00	Quarterly	12/20/28	EUR 177	(4,199)	(3,559)	(640)
iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR 6,921	(581,758)	(534,961)	(46,797)

					$(1,061,795)	$(471,048)	$(590,747)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.34.V3	5.00%	Quarterly	12/20/25	CC-	EUR 33,645		$2,124,658	$1,321,813	$802,845
iTraxx.XO.35.V2	5.00	Quarterly	06/20/26	CC	EUR 1,421		108,538	105,833	2,705
CDX.NA.HY.41.V2	5.00	Quarterly	12/20/28	B	USD 3,367		253,528	97,281	156,247

							$2,486,724	$1,524,927	$961,797

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.47%	At Termination	1-Day SONIA, 5.19%	At Termination	N/A		04/03/24	GBP	46,645	$1,559,033	$35	$1,558,998
1-Day SONIA, 5.19%	At Termination	3.22%	At Termination	N/A		04/03/24	GBP	93,289	(2,227,240)	(43)	(2,227,197)
1-Day SONIA, 5.19%	At Termination	4.26%	At Termination	N/A		09/06/24	GBP	25,649	(322,359)	54	(322,413)
1-Day SOFR, 5.34%	At Termination	5.45%	At Termination	N/A		10/02/24	USD	174,570	103,558	3,666	99,892
28-Day MXIBTIIE, 11.25%	Monthly	9.78%	Monthly	N/A		02/04/25	MXN	48,743	(28,135)	3	(28,138)
28-Day MXIBTIIE, 11.25%	Monthly	9.79%	Monthly	N/A		02/04/25	MXN	24,371	(13,935)	2	(13,937)
28-Day MXIBTIIE, 11.25%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	24,371	(13,738)	1	(13,739)
28-Day MXIBTIIE, 11.25%	Monthly	9.95%	Monthly	N/A		02/07/25	MXN	550,963	(262,443)	50	(262,493)
1-Day SOFR, 5.34%	Annual	5.00%	Annual	N/A		10/02/25	USD	169,290	181,406	21,456	159,950
		Tokyo Overnight Average
0.28%	Annual	Rate, 0.07%	Annual	N/A		03/09/26	JPY	2,893,937	1,698	89	1,609
4.69%	Annual	1-Day SOFR, 5.34%	Annual	N/A		10/02/26	USD	115,533	(394,242)	(20,691)	(373,551)
1-Day SOFR, 5.34%	At Termination	4.17%	At Termination	10/23/25	(a)	10/23/26	USD	19,696	78,713	36	78,677
1-Day SOFR, 5.34%	At Termination	4.21%	At Termination	10/27/25	(a)	10/27/26	USD	39,419	174,061	72	173,989
1-Day SOFR, 5.34%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	9,910	(69,651)	44	(69,695)
1-Day MIBOR, 7.90%	Semi-Annual	6.34%	Semi-Annual	N/A		03/20/27	INR	1,186,669	(23,078)	94	(23,172)
1-Day SOFR, 5.34%	Annual	3.30%	Annual	10/23/25	(a)	10/23/27	USD	7,036	(43,392)	32	(43,424)
1-Day SOFR, 5.34%	Annual	4.20%	Annual	10/23/25	(a)	10/23/27	USD	10,250	101,636	47	101,589
1-Day SOFR, 5.34%	Annual	3.92%	Annual	11/03/25	(a)	11/03/27	USD	4,880	24,722	22	24,700
1-Day SOFR, 5.34%	Annual	3.95%	Annual	11/03/25	(a)	11/03/27	USD	4,880	27,330	22	27,308

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.34%	Annual	3.99%	Annual	11/03/25	(a)	11/03/27	USD	9,761	$60,746	$44	$60,702
1-Day SOFR, 5.34%	Annual	4.07%	Annual	11/03/25	(a)	11/03/27	USD	19,787	153,178	90	153,088
1-Day SOFR, 5.34%	Annual	3.86%	Annual	11/10/25	(a)	11/10/27	USD	20,267	83,001	92	82,909
1-Day SOFR, 5.34%	Annual	3.48%	Annual	01/23/26	(a)	01/23/28	USD	27,289	(58,348)	118	(58,466)
3.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A		01/26/28	USD	24,493	67,015	106	66,909
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/26/28	USD	24,493	171,008	106	170,902
3.27%	Annual	1-Day SOFR, 5.34%	Annual	02/05/26	(a)	02/05/28	USD	24,747	143,401	107	143,294
1-Day SOFR, 5.34%	Annual	3.87%	Annual	02/05/26	(a)	02/05/28	USD	24,747	119,381	107	119,274
1-Day SONIA, 5.19%	At Termination	3.18%	At Termination 02/10/27(a)			02/10/28	GBP	85,657	(172,607)	524	(173,131)
1-Day SONIA, 5.19%	Annual	4.86%	Annual	N/A		06/20/28	GBP	6,480	271,754	(15)	271,769
28-Day MXIBTIIE, 11.25%	Monthly	9.13%	Monthly	N/A		08/15/28	MXN	104,580	38,901	51	38,850
1-Day SOFR, 5.34%	Annual	4.42%	Annual	N/A		10/02/28	USD	81,301	893,301	17,554	875,747
1-Day SOFR, 5.34%	Annual	4.40%	Annual	N/A		10/31/28	USD	13,191	150,353	115	150,238
1-Day SONIA, 5.19%	Annual	4.12%	Annual	N/A		11/17/28	GBP	6,090	52,593	275	52,318
1-Day SONIA, 5.19%	Annual	4.12%	Annual	N/A		11/21/28	GBP	6,085	54,427	277	54,150
1-Day SOFR, 5.34%	Annual	3.25%	Annual	12/15/26	(a)	12/15/28	USD	21,232	(106,704)	97	(106,801)
6-mo. EURIBOR, 3.85%	Semi-Annual	3.00%	Annual	N/A		03/05/29	EUR	15,660	231,736	164	231,572
1-Day MIBOR, 7.90%	Semi-Annual	6.26%	Semi-Annual	N/A		03/20/29	INR	339,246	(14,721)	46	(14,767)
1-Day MIBOR, 7.90%	Semi-Annual	6.30%	Semi-Annual	N/A		03/20/29	INR	414,634	(10,055)	56	(10,111)
1-Day SOFR, 5.34%	Annual	3.79%	Annual	N/A		03/29/29	USD	35,313	(308,245)	319	(308,564)
0.02%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A		08/26/31	EUR	9,317	1,763,898	148	1,763,750
1-Day ESTR, 1,335.44%	Annual	2.34%	Annual	01/19/28	(a)	01/19/33	EUR	7,414	18,109	104	18,005
1-Day SOFR, 5.34%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	13,769	(256,261)	127	(256,388)
1-Day SOFR, 5.34%	Annual	4.31%	Annual	N/A		09/29/33	USD	121,626	3,837,089	10,111	3,826,978
4.40%	Annual	1-Day SOFR, 5.34%	Annual	N/A		11/01/33	USD	11,317	(457,162)	181	(457,343)
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/12/34	USD	9,940	101,461	155	101,306
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/17/34	USD	2,863	29,857	45	29,812
1-Day MIBOR, 7.90%	Semi-Annual	6.34%	Semi-Annual	N/A		03/20/34	INR	218,262	(12,370)	45	(12,415)
1-Day MIBOR, 7.90%	Semi-Annual	6.35%	Semi-Annual	N/A		03/20/34	INR	218,262	(10,469)	45	(10,514)
3.46%	Annual	1-Day SOFR, 5.34%	Annual	12/15/26	(a)	12/15/36	USD	4,853	72,151	80	72,071
4.25%	Annual	1-Day SOFR, 5.34%	Annual	N/A		09/29/43	USD	1,467	(80,885)	986	(81,871)
4.03%	Annual	1-Day SOFR, 5.34%	Annual	N/A		09/29/53	USD	30,617	(2,045,808)	9,610	(2,055,418)
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A		11/03/53	USD	5,251	(1,787)	167	(1,954)
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		11/03/53	USD	5,251	336,755	167	336,588

									$3,968,637	$47,195	$3,921,442

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Trust		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR 1,425	$18,900	$30	$18,870

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	95	$(3,101)	$(798)	$(2,303)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	(79,916)	113,173	(193,089)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(46,654)	63,831	(110,485)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	800	(488)	(3,706)	3,218
Paramount Global Class B	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	155	8,069	7,116	953
Paramount Global Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	300	15,618	20,412	(4,794)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paramount Global Class B	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	300	$15,618	$20,969	$(5,351)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	10	730	1,155	(425)
Xerox Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	30	2,190	3,463	(1,273)
Republic of Panama	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	300	11,379	11,827	(448)

							$(76,555)	$237,442	$(313,997)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB		USD 642		$46,246	$19,990	$26,256

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.04%	At Termination	12.81%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	143,165	$666,731	$—	$666,731
1-Day BZDIOVER, 0.04%	At Termination	13.18%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,385	45,841	—	45,841
1-Day BZDIOVER, 0.04%	At Termination	13.21%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,381	46,697	—	46,697
1-Day BZDIOVER, 0.04%	At Termination	13.25%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	3,883	25,182	—	25,182
China Fixing Repo Rates 7-Day, 2.30%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	333,903	—	333,903
1-Day BZDIOVER, 0.04%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(36,961)	—	(36,961)
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(37,579)	—	(37,579)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	13,441	(34,159)	—	(34,159)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	96	(230)	—	(230)
1-Day BZDIOVER, 0.04%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(43,061)	—	(43,061)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(41,020)	—	(41,020)
1-Day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(15,896)	—	(15,896)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.04%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	$(44,146)	$—	$(44,146)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(43,894)	—	(43,894)
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(40,311)	—	(40,311)

									$781,097	$—	$781,097

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
1-Day SOFR minus 0.30%, 5.34%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/17/24	USD	5,095	$34,387	$—	$34,387
1-Day SOFR minus 0.30%, 5.34%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	06/17/24	USD	5,694	38,430	—	38,430

									$72,817	$—	$72,817

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	10/25/24	$11,218,233	$383,792	(c)	$11,653,825	0.6%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/10/25	(8,303,648)	(82,020	)(e)	(8,399,409)	0.5

					$301,772		$3,254,416

(a)

The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(51,800) of net dividends and financing fees.
(e)	Amount includes $13,741 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	26 basis points	15-82 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 10/25/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA	463,859	$11,653,825	100.0%

Net Value of Reference Entity — Citibank N.A		$11,653,825

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United States
Banc of California, Inc.	1	$15	(0.0)%
BankUnited, Inc.	3,228	90,384	(1.1)
Customers Bancorp., Inc.	537	28,493	(0.3)
Eagle Bancorp., Inc.	3,416	80,242	(1.0)
New York Community Bancorp., Inc.	152,617	491,427	(5.8)

Total Reference Entity — Long		690,561

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

United States
Air Transport Services Group, Inc.	(309)	$(4,252)	0.0%
Atlantic Union Bankshares Corp.	(1,550)	(54,731)	0.7
Brookline Bancorp, Inc.	(5,664)	(56,413)	0.7
Community Bank System, Inc.	(1,416)	(68,011)	0.8
CVB Financial Corp.	(3,741)	(66,739)	0.8
Dime Community Bancshares, Inc.	(212)	(4,083)	0.0
First Bancorp./Southern Pines NC	(1,699)	(61,368)	0.7
Glacier Bancorp, Inc.	(1,656)	(66,704)	0.8
Independent Bank Group, Inc.	(1,817)	(82,946)	1.0
Marriott International, Inc., Class A	(3,655)	(922,193)	11.0
OceanFirst Financial Corp.	(4,578)	(75,125)	0.9
Provident Financial Services, Inc.	(5,230)	(76,201)	0.9
Sandy Spring Bancorp, Inc.	(3,683)	(85,372)	1.0
SouthState Corp.	(670)	(56,970)	0.7
Valley National Bancorp.	(11,378)	(90,569)	1.1

		(1,771,677)

Exchange Traded Funds

United States
iShares iBoxx $ High Yield Corporate Bond ETF	(24,105)	(1,873,681)	22.3
iShares iBoxx $ Investment Grade Corporate Bond ETF	(21,553)	(2,347,553)	27.9
Vanguard Intermediate-Term Corporate Bond ETF	(38,468)	(3,097,059)	36.9

		(7,318,293)

Total Reference Entity — Short		(9,089,970)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(8,399,409)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$136,475,971	$8,387,554	$144,863,525
Common Stocks
Australia	—	6,708,943	—	6,708,943
Canada	26,274,905	—	—	26,274,905
China	—	13,278,728	—	13,278,728
Denmark	—	982,702	—	982,702
France	—	35,436,803	—	35,436,803
Germany	—	14,829,401	—	14,829,401
Hong Kong	—	3,419,588	—	3,419,588
India	—	—	—	—
Israel	11,108,667	—	—	11,108,667
Italy	2,673,291	14,481,149	—	17,154,440
Japan	—	70,405,104	—	70,405,104
Macau	—	1,074,072	—	1,074,072
Netherlands	639,092	36,183,678	—	36,822,770
South Korea	6,057,317	2,587,410	—	8,644,727
Spain	—	10,089,925	—	10,089,925
Sweden	—	—	—	—
Switzerland	3,703,366	8,950,644	—	12,654,010
Taiwan	9,433,843	—	—	9,433,843
United Kingdom	4,947,803	37,520,253	559,949	43,028,005
United States	664,416,783	26,574,224	24,783,847	715,774,854
Zambia	170,640	—	—	170,640
Corporate Bonds	—	189,316,863	63,278,570	252,595,433
Fixed Rate Loan Interests	—	1,963,000	12,037,484	14,000,484
Floating Rate Loan Interests	—	15,891,694	71,552,346	87,444,040
Foreign Agency Obligations	—	39,023,024	—	39,023,024
Investment Companies	17,098,586	—	—	17,098,586
Municipal Bonds	—	3,117,477	—	3,117,477
Non-Agency Mortgage-Backed Securities	—	78,908,203	15,417,314	94,325,517
Other Interests	—	—	3,999,216	3,999,216
Preferred Securities
Capital Trusts	—	1,581,846	—	1,581,846
Preferred Stocks	—	3,737,224	62,939,364	66,676,588
U.S. Government Sponsored Agency Securities	—	169,497,063	—	169,497,063
U.S. Treasury Obligations	—	6,946,606	—	6,946,606
Warrants
Brazil	12,284	—	—	12,284
Israel	403	—	3,283	3,686
United Kingdom	—	—	238,536	238,536
United States	40,015	1,372	2,556,380	2,597,767
Short-Term Securities
Money Market Funds	98,453,645	—	—	98,453,645
U.S. Treasury Obligations	—	307,281	—	307,281
Options Purchased
Credit Contracts	—	27,429	—	27,429
Equity Contracts	5,866,807	—	—	5,866,807
Foreign Currency Exchange Contracts	—	222,969	—	222,969
Interest Rate Contracts	70,837	706,059	—	776,896
Other Contracts	—	55,575	—	55,575
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(21,008)	(21,008)

	$850,968,284	$930,302,280	$265,732,835	2,047,003,399

Investments Valued at NAV(b)				4,852,024

				$2,051,855,423

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$992,224	$—	$992,224
Equity Contracts	133,713	706,177	—	839,890
Foreign Currency Exchange Contracts	—	6,911,404	—	6,911,404
Interest Rate Contracts	1,701,836	11,965,298	—	13,667,134
Other Contracts	—	18,870	—	18,870
Liabilities
Commodity Contracts	(87,173)	—	—	(87,173)
Credit Contracts	—	(911,293)	—	(911,293)
Equity Contracts	(4,309,271)	(255,267)	—	(4,564,538)
Foreign Currency Exchange Contracts	—	(622,541)	—	(622,541)
Interest Rate Contracts	(3,108,017)	(8,798,586)	—	(11,906,603)

	$(5,668,912)	$10,006,286	$—	$4,337,374

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests

Assets
Opening balance, as of December 31, 2023	$8,947,923	$27,338,257	$56,881,661	$11,920,142	$65,568,658	$15,407,058	$4,065,568
Transfers into Level 3	—	—	—	—	4,582,720	—	—
Transfers out of Level 3	—	—	—	—	(3,050,180)	—	—
Other(a)	—	(5,271,859)	—	(518,703)	518,703	—	—
Accrued discounts/premiums	770	—	77,022	8,399	36,044	38,513	—
Net realized gain (loss)	3,751	(48)	(330,154)	—	(1,823)	—	—
Net change in unrealized appreciation (depreciation)(b)	(164,103)	231,347	114,538	35,943	320,413	158,532	(66,352)
Purchases	—	3,046,099	23,393,329	591,703	9,462,260	—	—
Sales	(400,787)	—	(16,857,826)	—	(5,884,449)	(186,789)	—

Closing balance, as of March 31, 2024	$8,387,554	$25,343,796	$63,278,570	$12,037,484	$71,552,346	$15,417,314	$3,999,216

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$(164,103)	$231,347	$33,333	$35,943	$304,013	$158,532	$(66,352)

	Preferred Stocks	Unfunded Fixed Rate Loan Interests	Unfunded Floating Rate Loan Interests	Warrants	Total

Assets/Liabilities
Opening balance, as of December 31, 2023	$53,697,827	$—	$(49,378)	$1,990,642	$245,768,358
Transfers into Level 3	2,487,113	—	—	—	7,069,833
Transfers out of Level 3	—	—	—	—	(3,050,180)
Other(a)	5,271,859	191	(191)	—	—
Accrued discounts/premiums	—	—	—	—	160,748
Net realized gain (loss)	301	—	—	(24,020)	(351,993)
Net change in unrealized appreciation (depreciation)(b)	(1,926,070)	(191)	28,561	831,577	(435,805)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

	Preferred Stocks	Unfunded Fixed Rate Loan Interests	Unfunded Floating Rate Loan Interests	Warrants	Total

Purchases	$4,653,046	$—	$—	$—	$41,146,437
Sales	(1,244,712)	—	—	—	(24,574,563)

Closing balance, as of March 31, 2024	$62,939,364	$—	$(21,008)	$2,798,199	$265,732,835

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$(1,926,070)	$—	$(19,858)	$847,461	$(565,754)

(a)

Certain Level 3 investments were re-classified between Common Stocks, Fixed Rate Loan Interests,Floating Rate Loan Interests, Preferred Stocks, Unfunded Fixed Rate Loan Interests and Unfunded Floating Rate Loan Interests.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $26,074,625. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$25,343,796	Market	Revenue Multiple	1.88x - 14.00x		5.06x
			Volatility	75% -88%		80%
			Time to Exit	0.1 - 5.3 years		3.0 years
			EBITDA Multiple	15.75x		—
			Gross Profit Multiple	12.40x - 12.89x		12.70x
		Income	Discount Rate	11%		—

Asset Backed Securities	5,517,434	Income	Discount Rate	8% - 8%		8%

Non-Agency Mortgage-Backed Securities	3,256,582	Income	Discount Rate	10%		—

Corporate Bonds	63,278,570	Income	Discount Rate	7% - 26%		14%
		Market	Revenue Mulltiple	4.25x		—
			Volatility	50%		—

Floating Rate Loan Interest	64,477,610	Income	Discount Rate	7% - 15%		11%

Fixed Rate Loan Interests	12,037,484	Income	Discount Rate	7% - 13%		9%

Other Interests	3,999,216	Income	Discount Rate	9%		—
Preferred Stocks(b)	58,949,319	Market	Revenue Multiple	1.60x - 20.00x		8.97x
			Volatility	34% - 90%		67%
			Time to Exit	0.5 - 5.0 years		2.5 years
			EBIDTAR Multiple	9.53x		—
			EBIDTA Multiple	7.25x		—
			Market Adjustment Multiple	1.00x- 1.30x		1.24x
			Direct Profit Multiple	4.50x		—
		Income	Discount Rate	11% - 14%		11%

Warrants	2,798,199	Market	Revenue Multiple	4.25x -12.38x		7.93x
			Volatility	38% - 88%		73%
			Time to Exit	0.1 - 5.3 years		2.8 years

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Capital Allocation Term Trust (BCAT)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
	Income	Discount Rate	26%		—

$239,658,210

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2024, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

SEK	Swedish Krona

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ESTR	Euro Short Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GMTN	Global Medium-Term Note

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai InterBank Overnight Rate

MSCI	Morgan Stanley Capital International

MTA	Month Treasury Average

MXIBTIIE	Mexico Interbank TIIE 28-Day

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

RB	Revenue Bond

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax